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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08355
                                    --------------------------------------------

                        Wells Family of Real Estate Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   6200 The Corners Parkway           Norcross, Georgia               30092
--------------------------------------------------------------------------------
      (Address of principal executive offices)                      (Zip code)

                                Jill W. Maggiore

  Wells Asset Management, Inc.   6200 The Corners Parkway   Norcross, GA 30092
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (770) 449-7800
                                                     ---------------------------

Date of fiscal year end:        December 31, 2007
                          ------------------------------------------------------

Date of reporting period:       December 31, 2007
                          ------------------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

LETTER TO SHAREHOLDERS
================================================================================

DEAR WELLS SHAREHOLDER:

As the year ended, many reflected on 2007 as a pivotal time for real estate. In addition to challenges in the housing market, the subprime lending market experienced unprecedented losses, and foreclosures were reported as multiplying rapidly in certain areas of the country.

These reports are alarming and tend to stir our emotions. In fact, perception can drive traded investments up and down as much as actual underlying economic factors. Many have equated the problems in residential real estate with the entire real estate market overall, when in fact, housing is only one sector among many. Looking ahead, I personally believe that we've seen the worst of the fallout. As 10-year Treasury rates fall, you generally will see a willingness among investors to get back into the equity markets. These investors should find some good buying opportunities with traded real estate that is underpriced relative to the true value of its underlying assets.

Market turbulence simply underscores the importance of maintaining a diversified investment strategy. When certain sectors or submarkets experience difficulties, others may continue to perform well and fill in the gaps. It's been shown that investors who hold their investment for the long term tend to achieve greater results than those who are distracted by short-term volatility. In fact, there has never been a 15-year period in which the broader stock market has produced a negative return, and there's never been a 20-year period that didn't produce a rate of return above the inflation rate. 1

So don't let your emotions sway you from a tried-and-true strategy for asset allocation. Diversified real estate mutual funds, such as those in the Wells Family of Real Estate Mutual Funds, can help keep you diversified. Working with your financial representative, remember to carefully consider your portfolio objectives so that you're not overallocated to any one type of investment. For the real estate portion of your portfolio, our family of funds continues to extend to you the great opportunity of owning a stake in the world of commercial real estate -- even around the globe. I encourage you to believe in the power of real estate for the long term.

Thank you for choosing to invest in the Wells Family of Real Estate Mutual Funds. If you have any questions or concerns, please contact Mutual Fund Shareholder Services at 800-282-1581 or visit www.wellsref.com.

Sincerely,

/s/ Leo

Leo F. Wells III
President
Wells Real Estate Funds

--------------------
(1)   Source: Ibbotson Associates/Raymond J. Lucia, CFP,  Ready...Set...Retire!:
      Financial Strategies for the Rest of Your Life, 2007.

                                   Disclosures

THE FUNDS' PROSPECTUS INCLUDES INFORMATION ON CHARGES, EXPENSES, AND OTHER IMPORTANT FACTS. INVESTORS SHOULD CONSIDER THEIR INVESTMENT OBJECTIVES AND RISKS, ALONG WITH THE FUNDS' CHARGES AND EXPENSES BEFORE INVESTING. YOU CAN OBTAIN A PROSPECTUS FROM YOUR FINANCIAL REPRESENTATIVE OR BY VISITING WWW.WELLSREF.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Dow Jones Wilshire U.S. REIT Index and the Dow Jones Wilshire Global RESISM is calculated and distributed by Dow Jones Indexes pursuant to an agreement between Dow Jones & Company and Wilshire Associates Incorporated. "Dow Jones" and "Wilshire" are the respective service marks of Dow Jones & Company, Inc. and Wilshire Associates Incorporated. The Wells Dow Jones Wilshire U.S. REIT Index Fund and the Wells Dow Jones Wilshire Global RESI Index Fund is not sponsored, endorsed, sold, or promoted by Dow Jones or Wilshire.

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS IT IS ACCOMPANIED BY A CURRENT PROSPECTUS.

THIS REPORT REFLECTS OUR VIEWS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2007, THE END OF THE REPORTING PERIOD. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS. FOR MORE CURRENT INFORMATION THROUGHOUT THE YEAR PLEASE VISIT WWW.WELLSREF.COM.

WELLS FAMILY OF REAL ESTATE FUNDS
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
DECEMBER 31, 2007
================================================================================
The Wells Dow Jones Wilshire U.S. REIT Index Fund seeks to provide investment results corresponding to the performance of the Dow Jones Wilshire Real Estate Investment Trust Index (the "DJW REIT Index") by investing in the stocks included in the Index. Prior to December 5, 2007, the Fund's objective was to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Composite Index (the "S&P REIT Index"). The Fund achieved its objective for the year ended December 31, 2007, with a total return of -17.71%, compared to returns of -17.55% for the DJW REIT Index and -16.73% for the S&P REIT Index. Of course, the benchmark indices do not have expenses.

The Wells Dow Jones Wilshire Global RESI Index Fund seeks to provide investment results corresponding to the performance of the Dow Jones Wilshire Global Real Estate Securities Index (the "DJW Global RESI Index") by investing in stocks included in the Index. The Fund's total return for the year ended December 31, 2007 was -13.26%, compared to the total return of -10.69% for the DJW Global RESI Index. The difference was attributable to Fund expenses and a tracking difference that occurred during the start up growth phase of the Fund, as new capital was invested.

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
PERFORMANCE INFORMATION (UNAUDITED)
================================================================================

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
               WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND(a),
    THE S&P REIT COMPOSITE INDEX AND THE DOW JONES WILSHIRE U.S. REIT INDEX

                              [LINE GRAPH OMITTED]

                                Wells Dow Jones
          S&P REIT                Wilshire U.S.          Dow Jones Wilshire
     Composite Index (b)        REIT Index Fund          U.S. REIT Index (b)
    --------------------      --------------------      --------------------
      DATE         VALUE        DATE         VALUE        DATE         VALUE
      ----         -----        ----         -----        ----         -----
    03/02/98    $ 10,000      03/02/98     $ 9,600      03/02/98    $ 10,000
    03/31/98      10,196      03/31/98       9,629      03/31/98      10,239
    06/30/98       9,689      06/30/98       9,082      06/30/98       9,812
    09/30/98       8,578      09/30/98       8,055      09/30/98       8,769
    12/31/98       8,235      12/31/98       7,717      12/31/98       8,584
    03/31/99       7,862      03/31/99       7,383      03/31/99       8,232
    06/30/99       8,608      06/30/99       8,081      06/30/99       9,101
    09/30/99       7,854      09/30/99       7,374      09/30/99       8,348
    12/31/99       7,752      12/31/99       7,235      12/31/99       8,362
    03/31/00       7,928      03/31/00       7,389      03/31/00       8,613
    06/30/00       8,749      06/30/00       8,145      06/30/00       9,577
    09/30/00       9,582      09/30/00       8,852      09/30/00      10,473
    12/31/00      10,004      12/31/00       9,229      12/31/00      10,958
    03/31/01       9,987      03/31/01       9,189      03/31/01      10,845
    06/30/01      11,103      06/30/01      10,166      06/30/01      12,027
    09/30/01      10,873      09/30/01       9,945      09/30/01      11,739
    12/31/01      11,433      12/31/01      10,394      12/31/01      12,311
    03/31/02      12,386      03/31/02      11,217      03/31/02      13,341
    06/30/02      12,982      06/30/02      11,704      06/30/02      13,956
    09/30/02      11,828      09/30/02      10,655      09/30/02      12,688
    12/31/02      11,900      12/31/02      10,701      12/31/02      12,752
    06/30/03      13,556      06/30/03      12,097      06/30/03      14,476
    12/31/03      16,201      12/31/03      14,326      12/31/03      17,366
    06/30/04      17,152      06/30/04      15,079      06/30/04      18,412
    12/31/04      21,410      12/31/04      18,643      12/31/04      23,125
    06/30/05      22,707      06/30/05      19,693      06/30/05      24,699
    12/31/05      23,892      12/31/05      20,535      12/31/05      26,321
    06/30/06      27,016      06/30/06      23,112      06/30/06      30,133
    12/31/06      32,440      12/31/06      27,541      12/31/06      35,789
    06/30/07      30,631      06/30/07      25,831      06/30/07      33,651
    12/31/07      27,014      12/31/07      22,661      12/31/07      29,506

Past performance is not predictive of future performance.
--------------------------------------------------------------------------------

                -------------------------------------------------
                  Wells Dow Jones Wilshire U.S. REIT Index Fund
                         Average Annual Total Returns(c)
                        (periods ended December 31, 2007)

                                                      Since
                               1 Year    5 Years   Inception(d)
                               ------    -------   ------------
                 Class A      (20.98%)    15.26%       8.68%
                 Class B      (21.41%)    15.11%      11.55%
                 Class C      (18.96%)    15.31%      11.64%
                 Class I      (17.45%)       --       14.97%
                -------------------------------------------------

Past performance does not guarantee future results, and there is no assurance that the Fund will achieve its investment objective. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted above. More current performance data is available at the Fund's website at www.wellsref.com. Investors should consider the investment objective, risks and charges and expenses of the Fund carefully before investing.

(a) The line graph above represents performance of Class A shares only, which will vary from the performance of Class B, Class C and Class I shares based on the difference in loads and fees paid by shareholders in the different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 4%.

(b) The Fund's primary benchmark was changed on December 5, 2007 from the S&P REIT Composite Index to the Dow Jones Wilshire U.S. REIT Index. Prior to December 5, 2007, the Fund's name was "Wells S&P REIT Index Fund" and its investment objective was to provide results corresponding to the performance of the S&P REIT Composite Index.

(c) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or distributions are reinvested in shares of the Fund. The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) The initial public offering of Class A shares commenced on March 2, 1998, the initial public offering of Class B shares commenced on May 7, 1999, the initial public offering of Class C shares commenced on May 5, 1999 and the initial public offering of Class I shares commenced on August 25, 2003.

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
PERFORMANCE INFORMATION (UNAUDITED)
================================================================================
        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
               WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND(a)
                  AND THE DOW JONES WILSHIRE GLOBAL RESI INDEX

                              [LINE GRAPH OMITTED]

                      Dow Jones               Wells Dow Jones
                   Wilshire Global            Wilshire Global
                      RESI Index              RESI Index Fund
                 --------------------      --------------------
                   DATE         VALUE        DATE         VALUE
                   ----         -----        ----         -----
                 12/29/06   $  10,000      12/29/06    $  9,600
                 12/31/06      10,000      12/31/06       9,600
                 03/31/07      10,614      03/31/07      10,032
                 06/30/07      10,059      06/30/07       9,439
                 09/30/07      10,095      09/30/07       9,472
                 12/31/07       8,931      12/31/07       8,328

                       Past performance is not predictive of future performance.
--------------------------------------------------------------------------------

                -------------------------------------------------
                 Wells Dow Jones Wilshire Global RESI Index Fund
                         Average Annual Total Returns(b)
                        (periods ended December 31, 2007)

                                                  Since
                                    1 Year     Inception(c)
                                    ------     ------------
                      Class A      (16.75%)       (16.67%)
                      Class C      (14.72%)       (13.80%)
                      Class I          --         (11.52%)(d)
                -------------------------------------------------

Past performance does not guarantee future results, and there is no assurance that the Fund will achieve its investment objective. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted above. More current performance data is available at the Fund's website at www.wellsref.com. Investors should consider the investment objective, risks and charges and expenses of the Fund carefully before investing.

(a) The line graph above represents performance of Class A shares only, which will vary from the performance of Class C and Class I shares based on the difference in loads and fees paid by shareholders in the different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 4%.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or distributions are reinvested in shares of the Fund. The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The initial public offering of Class A and Class C shares commenced on December 29, 2006 and the initial public offering of Class I shares commenced on January 10, 2007.

(d)   Not annualized.

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
SECTOR ALLOCATION (% OF COMMON STOCKS)
DECEMBER 31, 2007 (UNAUDITED)
================================================================================

                              [PIE CHART OMITTED]

                      Diversified                    7.7%
                      Industrial                    10.7%
                      Office                        17.0%
                      Residential                   14.9%
                      Retail                        28.0%
                      Specialized                   21.7%

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
TOP 10 HOLDINGS
DECEMBER 31, 2007 (UNAUDITED)
================================================================================
                                                                    % of
                                                                NET ASSETS
                                                                ----------
           Simon Property Group, Inc.                              7.7%
           ProLogis                                                6.4%
           Vornado Realty Trust                                    4.9%
           Boston Properties, Inc.                                 4.3%
           Equity Residential                                      3.9%
           General Growth Properties, Inc.                         3.8%
           Public Storage, Inc.                                    3.7%
           Host Hotels & Resorts, Inc.                             3.5%
           Kimco Realty Corp.                                      3.2%
           HCP, Inc.                                               3.0%

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
COUNTRY ALLOCATION (% OF COMMON STOCKS)
DECEMBER 31, 2007 (UNAUDITED)
================================================================================

                              [BAR CHART OMITTED]

                      Australia                     11.7%
                      Austria                        2.4%
                      Belgium                        0.4%
                      Bermuda                        1.0%
                      Canada                         4.8%
                      France                         4.6%
                      Germany                        0.5%
                      Hong Kong                      6.0%
                      Italy                          0.2%
                      Japan                         10.7%
                      Malaysia                       0.4%
                      Netherlands                    1.4%
                      New Zealand                    0.3%
                      Philippines                    0.5%
                      Poland                         0.5%
                      Singapore                      3.2%
                      South Africa                   0.5%
                      Spain                          0.3%
                      Sweden                         0.7%
                      Switzerland                    0.6%
                      Turkey                         0.1%
                      United Kingdom                 8.2%
                      United States                 41.1%

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
TOP 10 HOLDINGS
DECEMBER 31, 2007 (UNAUDITED)
================================================================================

                                                                   % of
                                                                NET ASSETS
                                                                ----------
           Westfield Group                                         5.1%
           Brookfield Asset Management, Inc. - Class A             3.3%
           Simon Property Group, Inc.                              3.1%
           Mitsui Fudosan Co. Ltd.                                 3.0%
           Unibail-Rodamco                                         2.8%
           ProLogis                                                2.6%
           Land Securities Group plc                               2.2%
           First American Treasury Obligations Fund - Class A      2.1%
           Vornado Realty Trust                                    2.0%
           Boston Properties, Inc.                                 1.7%

WELLS FAMILY OF REAL ESTATE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2007
=============================================================================================================
                                                                               WELLS DOW         WELLS DOW
                                                                            JONES WILSHIRE     JONES WILSHIRE
                                                                               U.S. REIT         GLOBAL RESI
                                                                              INDEX FUND         INDEX FUND
-------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At acquisition cost .................................................    $  268,249,087     $   33,852,283
                                                                            ==============     ==============
   At market value (Note 1) ............................................    $  274,959,852     $   28,438,045
Cash ...................................................................                --              1,067
Cash denominated in foreign currency (a) (Note 4) ......................                --            237,298
Dividends receivable ...................................................         2,557,467            159,193
Receivable for investment securities sold ..............................           709,610            173,285
Receivable for capital shares sold .....................................           329,830            133,656
Receivable from Adviser (Note 3) .......................................                --             36,109
Other assets ...........................................................            47,605             29,651
                                                                            --------------     --------------
   TOTAL ASSETS ........................................................       278,604,364         29,208,304
                                                                            --------------     --------------
LIABILITIES
Line of credit payable (Note 7) ........................................           176,000                 --
Payable for investment securities purchased ............................                --            556,679
Payable for capital shares redeemed ....................................         1,980,322            238,927
Payable to Adviser (Note 3) ............................................            65,584                 --
Payable to Underwriter (Note 3) ........................................           132,186              9,872
Payable to Administrator (Note 3) ......................................            54,615             11,800
Other accrued expenses and liabilities .................................            34,289             31,372
                                                                            --------------     --------------
   TOTAL LIABILITIES ...................................................         2,442,996            848,650
                                                                            --------------     --------------

NET ASSETS .............................................................    $  276,161,368     $   28,359,654
                                                                            ==============     ==============
NET ASSETS CONSIST OF:
Paid-in capital ........................................................    $  271,152,125     $   33,992,333
Accumulated undistributed net investment income ........................                --              7,456
Distributions in excess of net realized gains from security transactions        (1,701,522)          (227,706)
Net unrealized appreciation (depreciation) on investments ..............         6,710,765         (5,414,238)
Net unrealized appreciation on translation of assets and liabilities
   in foreign currencies ...............................................                --              1,809
                                                                            --------------     --------------
Net assets .............................................................    $  276,161,368     $   28,359,654
                                                                            ==============     ==============
PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ................................    $  173,840,282     $   18,305,983
                                                                            ==============     ==============
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) .................................        20,605,400          2,161,018
                                                                            ==============     ==============
Net asset value and redemption price per share (Note 1) ................    $         8.44     $         8.47
                                                                            ==============     ==============
Maximum offering price per share (Note 1) ..............................    $         8.79     $         8.82
                                                                            ==============     ==============

WELLS FAMILY OF REAL ESTATE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
=======================================================================================================
                                                                             WELLS DOW       WELLS DOW
                                                                          JONES WILSHIRE  JONES WILSHIRE
                                                                             U.S. REIT      GLOBAL RESI
                                                                            INDEX FUND      INDEX FUND
-------------------------------------------------------------------------------------------------------
PRICING OF CLASS B SHARES
Net assets applicable to Class B shares ...............................    $ 43,158,194
                                                                           ============
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ................................       4,984,883
                                                                           ============
Net asset value and offering price per share(b) (Note 1) ..............    $       8.66
                                                                           ============

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares ...............................    $ 58,686,710    $  7,479,845
                                                                           ============    ============
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ................................       6,821,934         885,657
                                                                           ============    ============
Net asset value and offering price per share(b) (Note 1) ..............    $       8.60    $       8.45
                                                                           ============    ============

PRICING OF CLASS I SHARES
Net assets applicable to Class I shares ...............................    $    476,182    $  2,573,826
                                                                           ============    ============
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ................................          56,375         303,791
                                                                           ============    ============
Net asset value, offering price and redemption price per share (Note 1)    $       8.45    $       8.47
                                                                           ============    ============

(a)   The cost of cash denominated in foreign currency is $236,118.
(b)   Redemption price varies based on length of time held.

See accompanying notes to financial statements.

WELLS FAMILY OF REAL ESTATE FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007
==================================================================================================
                                                                      WELLS DOW         WELLS DOW
                                                                    JONES WILSHIRE   JONES WILSHIRE
                                                                      U.S. REIT        GLOBAL RESI
                                                                      INDEX FUND       INDEX FUND
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends ....................................................    $  9,707,824     $    668,866
   Foreign withholding taxes on dividends .......................              --          (67,008)
                                                                     ------------     ------------
      TOTAL INVESTMENT INCOME ...................................       9,707,824          601,858
                                                                     ------------     ------------
EXPENSES
   Distribution expenses, Class A (Note 3) ......................         606,686           34,350
   Distribution expenses, Class B (Note 3) ......................         620,332               --
   Distribution expenses, Class C (Note 3) ......................         824,348           45,564
   Investment advisory fees (Note 3) ............................       1,940,020          109,450
   Transfer agent fees, Class A (Note 3) ........................         249,175           23,718
   Transfer agent fees, Class B (Note 3) ........................          64,102               --
   Transfer agent fees, Class C (Note 3) ........................          90,543           17,000
   Transfer agent fees, Class I (Note 3) ........................           6,000           13,000
   Administrative services fees (Note 3) ........................         310,034           24,051
   Custodian fees ...............................................         119,225          192,883
   Postage and supplies expense .................................         165,989           25,434
   Trustees' fees and expenses ..................................          98,131           81,250
   Accounting services fees (Note 3) ............................          80,729           49,956
   Professional fees ............................................          69,967           50,389
   Registration fees, Common ....................................          17,181           11,205
   Registration fees, Class A ...................................          14,276           13,654
   Registration fees, Class B ...................................           5,320               --
   Registration fees, Class C ...................................          10,511           11,743
   Registration fees, Class I ...................................           1,881            2,849
   Reports to shareholders ......................................          58,038           15,884
   Insurance expense ............................................          33,190            2,470
   Pricing costs ................................................           2,780           39,565
   Interest expense (Note 7) ....................................          13,048               --
   Other expenses ...............................................         103,528           15,775
                                                                     ------------     ------------
      TOTAL EXPENSES ............................................       5,505,034          780,190
      Fees waived and expenses reimbursed by the Adviser (Note 3)        (128,720)        (451,149)
      Class A expenses reimbursed by the Adviser (Note 3) .......        (263,451)         (37,372)
      Class B expenses reimbursed by the Adviser (Note 3) .......         (69,422)              --
      Class C expenses reimbursed by the Adviser (Note 3) .......        (101,055)         (28,743)
      Class I expenses reimbursed by the Adviser (Note 3) .......          (7,881)         (15,849)
                                                                     ------------     ------------
      NET EXPENSES ..............................................       4,934,505          247,077
                                                                     ------------     ------------

NET INVESTMENT INCOME ...........................................       4,773,319          354,781
                                                                     ------------     ------------

WELLS FAMILY OF REAL ESTATE FUNDS
STATEMENTS OF OPERATIONS (CONTINUED)
==================================================================================================
                                                                       WELLS DOW        WELLS DOW
                                                                    JONES WILSHIRE   JONES WILSHIRE
                                                                       U.S. REIT       GLOBAL RESI
                                                                      INDEX FUND       INDEX FUND
--------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS AND FOREIGN CURRENCIES
   Net realized gains (losses) from:
      Security transactions .....................................    $ 66,324,770     $     47,014
      Foreign currency transactions .............................              --           (2,769)
   Net change in unrealized appreciation/depreciation on:
      Security transactions .....................................    (139,905,972)      (5,414,238)
      Foreign currency translation ..............................              --            1,809
                                                                     ------------     ------------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
   AND FOREIGN CURRENCIES .......................................     (73,581,202)      (5,368,184)
                                                                     ------------     ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS ......................    $(68,807,883)    $ (5,013,403)
                                                                     ============     ============

See accompanying notes to financial statements.

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
=========================================================================================================================
                                                                                           YEAR ENDED         YEAR ENDED
                                                                                          DECEMBER 31,       DECEMBER 31,
                                                                                              2007               2006
-------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ...........................................................    $    4,773,319     $    5,069,503
   Net realized gains from security transactions ...................................        66,324,770         40,117,557
   Net change in unrealized appreciation/depreciation on security transactions .....      (139,905,972)        65,640,323
                                                                                        --------------     --------------
Increase (decrease) in net assets from operations ..................................       (68,807,883)       110,827,383
                                                                                        --------------     --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income, Class A ...................................        (3,669,202)        (3,823,989)
   Dividends from net investment income, Class B ...................................          (464,232)          (533,315)
   Dividends from net investment income, Class C ...................................          (625,372)          (696,976)
   Dividends from net investment income, Class I ...................................           (14,513)           (15,223)
   Distributions from net realized gains, Class A ..................................       (41,907,777)       (24,728,226)
   Distributions from net realized gains, Class B ..................................       (10,191,539)        (6,327,558)
   Distributions from net realized gains, Class C ..................................       (13,921,205)        (8,266,058)
   Distributions from net realized gains, Class I ..................................          (122,433)           (90,800)
   Return of capital, Class A ......................................................        (3,571,325)        (3,136,657)
   Return of capital, Class B ......................................................          (882,757)          (799,792)
   Return of capital, Class C ......................................................        (1,184,429)        (1,045,398)
   Return of capital, Class I ......................................................           (11,214)           (10,786)
                                                                                        --------------     --------------
Decrease in net assets from distributions to shareholders ..........................       (76,565,998)       (49,474,778)
                                                                                        --------------     --------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 8)
CLASS A
   Proceeds from shares sold .......................................................        41,376,759         44,377,888
   Net asset value of shares issued in reinvestment of distributions to shareholders        43,225,206         26,829,945
   Payments for shares redeemed ....................................................       (86,439,658)       (52,327,434)
                                                                                        --------------     --------------
Net increase (decrease) in net assets from Class A share transactions ..............        (1,837,693)        18,880,399
                                                                                        --------------     --------------
CLASS B
   Proceeds from shares sold .......................................................         2,700,569          6,016,101
   Net asset value of shares issued in reinvestment of distributions to shareholders        10,026,383          6,407,928
   Payments for shares redeemed ....................................................       (16,082,058)        (8,570,868)
                                                                                        --------------     --------------
Net increase (decrease) in net assets from Class B share transactions ..............        (3,355,106)         3,853,161
                                                                                        --------------     --------------
CLASS C
   Proceeds from shares sold .......................................................        11,938,071         12,830,799
   Net asset value of shares issued in reinvestment of distributions to shareholders        14,205,487          8,683,863
   Payments for shares redeemed ....................................................       (27,026,045)       (17,757,976)
                                                                                        --------------     --------------
Net increase (decrease) in net assets from Class C share transactions ..............          (882,487)         3,756,686
                                                                                        --------------     --------------

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
=========================================================================================================================
                                                                                          YEAR ENDED         YEAR ENDED
                                                                                         DECEMBER 31,       DECEMBER 31,
                                                                                             2007               2006
-------------------------------------------------------------------------------------------------------------------------
CLASS I
   Proceeds from shares sold .......................................................    $      345,556     $      177,694
   Net asset value of shares issued in reinvestment of distributions to shareholders           130,106            108,559
   Payments for shares redeemed ....................................................          (696,989)          (102,855)
                                                                                        --------------     --------------
Net increase (decrease) in net assets from Class I share transactions ..............          (221,327)           183,398
                                                                                        --------------     --------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ............................................      (151,670,494)        88,026,249

NET ASSETS
   Beginning of year ...............................................................       427,831,862        339,805,613
                                                                                        --------------     --------------
   End of year .....................................................................    $  276,161,368     $  427,831,862
                                                                                        ==============     ==============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME ....................................    $           --     $           --
                                                                                        ==============     ==============

See accompanying notes to financial statements.

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
=========================================================================================================================
                                                                                          YEAR ENDED        PERIOD ENDED
                                                                                         DECEMBER 31,       DECEMBER 31,
                                                                                             2007             2006 (a)
-------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ...........................................................    $      354,781     $           --
   Net realized gains (losses) from:
      Security transactions ........................................................            47,014                 --
      Foreign currency transactions ................................................            (2,769)
   Net change in unrealized appreciation/depreciation on:
      Security transactions ........................................................        (5,414,238)                --
      Foreign currency translation .................................................             1,809
                                                                                        --------------     --------------
Decrease in net assets from operations .............................................        (5,013,403)                --
                                                                                        --------------     --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income, Class A ...................................          (255,004)                --
   Dividends from net investment income, Class C ...................................           (55,274)                --
   Dividends from net investment income, Class I ...................................           (34,278)                --
   Distributions from net realized gains, Class A ..................................          (183,929)                --
   Distributions from net realized gains, Class C ..................................           (65,443)                --
   Distributions from net realized gains, Class I ..................................           (25,348)                --
                                                                                        --------------     --------------
Decrease in net assets from distributions to shareholders ..........................          (619,276)                --
                                                                                        --------------     --------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
CLASS A
   Proceeds from shares sold .......................................................        23,504,445          2,011,947
   Net asset value of shares issued in reinvestment of distributions to shareholders           411,027                 --
   Payments for shares redeemed ....................................................        (3,785,458)                --
                                                                                        --------------     --------------
Net increase in net assets from Class A share transactions .........................        20,130,014          2,011,947
                                                                                        --------------     --------------
CLASS C
   Proceeds from shares sold .......................................................         9,633,496             10,000
   Net asset value of shares issued in reinvestment of distributions to shareholders           110,447                 --
   Payments for shares redeemed ....................................................          (945,728)                --
                                                                                        --------------     --------------
Net increase in net assets from Class C share transactions .........................         8,798,215             10,000
                                                                                        --------------     --------------

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
=========================================================================================================================
                                                                                          YEAR ENDED        PERIOD ENDED
                                                                                         DECEMBER 31,       DECEMBER 31,
                                                                                             2007             2006 (a)
-------------------------------------------------------------------------------------------------------------------------
CLASS I
   Proceeds from shares sold .......................................................    $    3,294,894     $           --
   Net asset value of shares issued in reinvestment of distributions to shareholders           51,501                 --
   Payments for shares redeemed ....................................................          (304,238)                --
                                                                                        --------------     --------------
Net increase in net assets from Class I share transactions .........................         3,042,157                 --
                                                                                        --------------     --------------

TOTAL INCREASE IN NET ASSETS .......................................................        26,337,707          2,021,947

NET ASSETS
   Beginning of period .............................................................         2,021,947                 --
                                                                                        --------------     --------------
   End of period ...................................................................    $   28,359,654     $    2,021,947
                                                                                        ==============     ==============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME ....................................    $        7,456     $           --
                                                                                        ==============     ==============

(a) Represents the period from the commencement of operations (December 29, 2006) through December 31, 2006.

See accompanying notes to financial statements.

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
CLASS A
FINANCIAL HIGHLIGHTS
========================================================================================================================
                                                             PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
========================================================================================================================
                                                     YEAR           YEAR           YEAR           YEAR           YEAR
                                                    ENDED          ENDED          ENDED          ENDED          ENDED
                                                   DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,
                                                     2007           2006           2005           2004           2003
------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .........    $    13.77     $    11.64     $    11.97     $    10.31     $     8.26
                                                  ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations:
   Net investment income .....................          0.21           0.22           0.27           0.31           0.28
   Net realized and unrealized gains
      (losses) on security transactions ......         (2.57)          3.70           0.92           2.73           2.45
                                                  ----------     ----------     ----------     ----------     ----------
Total from investment operations .............         (2.36)          3.92           1.19           3.04           2.73
                                                  ----------     ----------     ----------     ----------     ----------
Less distributions:
   Dividends from net investment income ......         (0.21)         (0.22)         (0.27)         (0.31)         (0.28)
   Distributions from net realized gains .....         (2.56)         (1.39)         (1.04)         (0.99)         (0.28)
   Return of capital .........................         (0.20)         (0.18)         (0.21)         (0.08)         (0.12)
                                                  ----------     ----------     ----------     ----------     ----------
Total distributions ..........................         (2.97)         (1.79)         (1.52)         (1.38)         (0.68)
                                                  ----------     ----------     ----------     ----------     ----------

Net asset value at end of year ...............    $     8.44     $    13.77     $    11.64     $    11.97     $    10.31
                                                  ==========     ==========     ==========     ==========     ==========

Total return(a) ..............................       (17.71%)        34.11%         10.15%         30.13%         33.88%
                                                  ==========     ==========     ==========     ==========     ==========

Net assets at end of year (000's) ............    $  173,840     $  267,234     $  210,471     $  212,993     $  170,443
                                                  ==========     ==========     ==========     ==========     ==========

Ratio of net expenses to average net assets(b)         0.99%          0.99%          0.99%          0.99%          0.99%

Ratio of net investment income
   to average net assets .....................         1.51%          1.60%          2.17%          2.86%          3.19%

Portfolio turnover rate ......................           28%            20%            18%            26%            13%

(a)   Total returns shown exclude the effect of applicable sales loads.
(b) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.14%, 1.18%, 1.25%, 1.30% and 1.34% for the years ended December 31, 2007, 2006, 2005, 2004 and 2003, respectively (Note 3).

See accompanying notes to financial statements.

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
CLASS B
FINANCIAL HIGHLIGHTS
========================================================================================================================
                                                             PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
========================================================================================================================
                                                     YEAR           YEAR           YEAR           YEAR           YEAR
                                                    ENDED          ENDED          ENDED          ENDED          ENDED
                                                   DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,
                                                     2007           2006           2005           2004           2003
------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .........    $    14.03     $    11.84     $    12.15     $    10.46     $     8.37
                                                  ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations:
   Net investment income .....................          0.11           0.12           0.18           0.23           0.22
   Net realized and unrealized gains
      (losses) on security transactions ......         (2.61)          3.75           0.94           2.76           2.48
                                                  ----------     ----------     ----------     ----------     ----------
Total from investment operations .............         (2.50)          3.87           1.12           2.99           2.70
                                                  ----------     ----------     ----------     ----------     ----------
Less distributions:
   Dividends from net investment income ......         (0.11)         (0.12)         (0.18)         (0.23)         (0.22)
   Distributions from net realized gains .....         (2.56)         (1.39)         (1.04)         (0.99)         (0.28)
   Return of capital .........................         (0.20)         (0.17)         (0.21)         (0.08)         (0.11)
                                                  ----------     ----------     ----------     ----------     ----------
Total distributions ..........................         (2.87)         (1.68)         (1.43)         (1.30)         (0.61)
                                                  ----------     ----------     ----------     ----------     ----------

Net asset value at end of year ...............    $     8.66     $    14.03     $    11.84     $    12.15     $    10.46
                                                  ==========     ==========     ==========     ==========     ==========

Total return(a) ..............................       (18.32%)        33.07%          9.35%         29.12%         32.98%
                                                  ==========     ==========     ==========     ==========     ==========

Net assets at end of year (000's) ............    $   43,158     $   69,225     $   55,231     $   51,588     $   31,854
                                                  ==========     ==========     ==========     ==========     ==========

Ratio of net expenses to average net assets(b)         1.74%          1.74%          1.74%          1.74%          1.74%

Ratio of net investment income to
   average net assets ........................         0.76%          0.85%          1.42%          2.11%          2.44%

Portfolio turnover rate ......................           28%            20%            18%            26%            13%

(a)   Total returns shown exclude the effect of applicable sales loads.
(b) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.89%, 1.94%, 2.00%, 1.94% and 1.96% for the years ended December 31, 2007, 2006, 2005, 2004 and 2003, respectively (Note 3).

See accompanying notes to financial statements.

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
CLASS C
FINANCIAL HIGHLIGHTS
========================================================================================================================
                                                             PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
========================================================================================================================
                                                     YEAR           YEAR           YEAR           YEAR           YEAR
                                                    ENDED          ENDED          ENDED          ENDED          ENDED
                                                   DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,
                                                     2007           2006           2005           2004           2003
------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .........    $    13.96     $    11.79     $    12.10     $    10.43     $     8.35
                                                  ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations:
   Net investment income .....................          0.11           0.12           0.18           0.23           0.22
   Net realized and unrealized gains
      (losses) on security transactions ......         (2.60)          3.73           0.94           2.74           2.47
                                                  ----------     ----------     ----------     ----------     ----------
Total from investment operations .............         (2.49)          3.85           1.12           2.97           2.69
                                                  ----------     ----------     ----------     ----------     ----------
Less distributions:
   Dividends from net investment income ......         (0.11)         (0.12)         (0.18)         (0.23)         (0.22)
   Distributions from net realized gains .....         (2.56)         (1.39)         (1.04)         (0.99)         (0.28)
   Return of capital .........................         (0.20)         (0.17)         (0.21)         (0.08)         (0.11)
                                                  ----------     ----------     ----------     ----------     ----------
Total distributions ..........................         (2.87)         (1.68)         (1.43)         (1.30)         (0.61)
                                                  ----------     ----------     ----------     ----------     ----------

Net asset value at end of year ...............    $     8.60     $    13.96     $    11.79     $    12.10     $    10.43
                                                  ==========     ==========     ==========     ==========     ==========

Total return(a) ..............................       (18.35%)        33.04%          9.39%         29.01%         32.94%
                                                  ==========     ==========     ==========     ==========     ==========

Net assets at end of year (000's) ............    $   58,687     $   90,385     $   73,420     $   68,912     $   38,861
                                                  ==========     ==========     ==========     ==========     ==========

Ratio of net expenses to average net assets(b)         1.74%          1.74%          1.74%          1.74%          1.74%

Ratio of net investment income
   to average net assets .....................         0.76%          0.85%          1.42%          2.11%          2.44%

Portfolio turnover rate ......................           28%            20%            18%            26%            13%

(a)   Total returns shown exclude the effect of applicable sales loads.
(b) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.90%, 1.94%, 2.01%, 1.94% and 1.96% for the years ended December 31, 2007, 2006, 2005, 2004 and 2003, respectively (Note 3).

See accompanying notes to financial statements.

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
CLASS I
FINANCIAL HIGHLIGHTS
========================================================================================================================
                                                           PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
========================================================================================================================
                                                     YEAR           YEAR           YEAR           YEAR         PERIOD
                                                    ENDED          ENDED          ENDED          ENDED          ENDED
                                                   DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,      DEC. 31,
                                                     2007           2006           2005           2004          2003(a)
------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .......    $    13.77     $    11.65     $    11.97     $    10.31     $     9.39
                                                  ----------     ----------     ----------     ----------     ----------
Income (losses) from investment operations:
   Net investment income .....................          0.25           0.25           0.30           0.29           0.13
   Net realized and unrealized gains
      (losses) on security transactions ......         (2.58)          3.69           0.93           2.77           1.25
                                                  ----------     ----------     ----------     ----------     ----------
Total from investment operations .............         (2.33)          3.94           1.23           3.06           1.38
                                                  ----------     ----------     ----------     ----------     ----------
Less distributions:
   Dividends from net investment income ......         (0.25)         (0.25)         (0.30)         (0.29)         (0.13)
   Distributions from net realized gains .....         (2.56)         (1.39)         (1.04)         (0.99)         (0.28)
   Return of capital .........................         (0.18)         (0.18)         (0.21)         (0.12)         (0.05)
                                                  ----------     ----------     ----------     ----------     ----------
Total distributions ..........................         (2.99)         (1.82)         (1.55)         (1.40)         (0.46)
                                                  ----------     ----------     ----------     ----------     ----------

Net asset value at end of period .............    $     8.45     $    13.77     $    11.65     $    11.97     $    10.31
                                                  ==========     ==========     ==========     ==========     ==========

Total return .................................       (17.45%)        34.32%         10.51%         30.44%         14.78%(c)
                                                  ==========     ==========     ==========     ==========     ==========

Net assets at end of period (000's) ..........    $      476     $      988     $      683     $      598     $       69
                                                  ==========     ==========     ==========     ==========     ==========

Ratio of net expenses to average net assets(b)         0.74%          0.74%          0.74%          0.74%          0.74%(d)

Ratio of net investment income to
   average net assets ........................         1.76%          1.85%          2.42%          3.11%          3.44%(d)

Portfolio turnover rate ......................           28%            20%            18%            26%            13%

(a) Represents the period from the initial public offering of Class I shares (August 25, 2003) through December 31, 2003.
(b) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.69%, 2.42%, 3.92%, 9.41% and 27.09%(d) for the periods ended December 31, 2007, 2006, 2005, 2004 and 2003, respectively (Note 3).
(c)   Not annualized.
(d)   Annualized.

See accompanying notes to financial statements.

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
CLASS A
FINANCIAL HIGHLIGHTS
===========================================================================================
                              PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
===========================================================================================
                                                                      YEAR          PERIOD
                                                                      ENDED          ENDED
                                                                    DEC. 31,       DEC. 31,
                                                                      2007          2006(a)
-------------------------------------------------------------------------------------------
Net asset value at beginning of period .......................    $    10.00     $    10.00
                                                                  ----------     ----------
Income (loss) from investment operations:
   Net investment income .....................................          0.13             --
   Net realized and unrealized losses on security transactions         (1.44)            --
                                                                  ----------     ----------
Total from investment operations .............................         (1.31)            --
                                                                  ----------     ----------
Less distributions:
   Dividends from net investment income ......................         (0.13)            --
   Distributions from net realized gains .....................         (0.09)            --
                                                                  ----------     ----------
Total distributions ..........................................         (0.22)            --
                                                                  ----------     ----------

Net asset value at end of period .............................    $     8.47     $    10.00
                                                                  ==========     ==========

Total return(b) ..............................................       (13.26%)         0.00%
                                                                  ==========     ==========

Net assets at end of period (000's) ..........................    $   18,306     $    2,012
                                                                  ==========     ==========

Ratio of net expenses to average net assets(c) ...............         1.09%             --

Ratio of net investment income to average net assets .........         1.92%             --

Portfolio turnover rate ......................................           18%             --

(a) Represents the period from the commencement of operations (December 29, 2006) through December 31, 2006.
(b)   Total returns shown exclude the effect of applicable sales loads.
(c) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 3.62% for the year ended December 31, 2007 (Note 3).

See accompanying notes to financial statements.

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
CLASS C
FINANCIAL HIGHLIGHTS
===========================================================================================
                              PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
===========================================================================================
                                                                     YEAR          PERIOD
                                                                    ENDED           ENDED
                                                                   DEC. 31,        DEC. 31,
                                                                     2007          2006(a)
-------------------------------------------------------------------------------------------
Net asset value at beginning of period .......................    $    10.00     $    10.00
                                                                  ----------     ----------
Income (loss) from investment operations:
   Net investment income .....................................          0.09             --
   Net realized and unrealized losses on security transactions         (1.46)            --
                                                                  ----------     ----------
Total from investment operations .............................         (1.37)            --
                                                                  ----------     ----------
Less distributions:
   Dividends from net investment income ......................         (0.09)            --
   Distributions from net realized gains .....................         (0.09)            --
                                                                  ----------     ----------
Total distributions ..........................................         (0.18)            --
                                                                  ----------     ----------

Net asset value at end of period .............................    $     8.45     $    10.00
                                                                  ==========     ==========

Total return(b) ..............................................       (13.87%)         0.00%
                                                                  ==========     ==========

Net assets at end of period (000's) ..........................    $    7,480     $       10
                                                                  ==========     ==========

Ratio of net expenses to average net assets(c) ...............         1.84%             --

Ratio of net investment income to average net assets .........         1.17%             --

Portfolio turnover rate ......................................           18%             --

(a) Represents the period from the commencement of operations (December 29, 2006) through December 31, 2006.
(b)   Total returns shown exclude the effect of applicable sales loads.
(c) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 4.72% for the year ended December 31, 2007 (Note 3).

See accompanying notes to financial statements.

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
CLASS I
FINANCIAL HIGHLIGHTS
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
================================================================================
                                                                     PERIOD
                                                                      ENDED
                                                                   DECEMBER 31,
                                                                     2007(a)
--------------------------------------------------------------------------------
Net asset value at beginning of period .......................    $     9.82
                                                                  ----------
Income (loss) from investment operations:
   Net investment income .....................................          0.15
   Net realized and unrealized losses on security transactions         (1.26)
                                                                  ----------
Total from investment operations .............................         (1.11)
                                                                  ----------
Less distributions:
   Dividends from net investment income ......................         (0.15)
   Distributions from net realized gains .....................         (0.09)
                                                                  ----------
Total distributions ..........................................         (0.24)
                                                                  ----------

Net asset value at end of period .............................    $     8.47
                                                                  ==========

Total return .................................................       (11.52%)(c)
                                                                  ==========

Net assets at end of period (000's) ..........................    $    2,574
                                                                  ==========

Ratio of net expenses to average net assets(b) ...............         0.84%(d)

Ratio of net investment income to average net assets .........         2.17%(d)

Portfolio turnover rate ......................................           18%

(a) Represents the period from the commencement of operations (January 10, 2007) through December 31, 2007.
(b) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 4.05%(d) for the period ended December 31, 2007 (Note 3).
(c)   Not annualized.
(d)   Annualized.

See accompanying notes to financial statements.

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007
================================================================================
COMMON STOCKS -- 99.6%                                    SHARES       VALUE
--------------------------------------------------------------------------------
DIVERSIFIED -- 7.7%
Colonial Properties Trust .......................         50,125   $  1,134,329
Cousins Properties, Inc. ........................         45,093        996,555
Liberty Property Trust ..........................        100,220      2,887,338
PS Business Parks, Inc. .........................         17,597        924,722
Vornado Realty Trust ............................        154,980     13,630,491
Washington Real Estate Investment Trust .........         51,026      1,602,727
                                                                   ------------
                                                                     21,176,162
                                                                   ------------
INDUSTRIAL -- 10.7%
AMB Property Corp. ..............................        108,014      6,217,286
DCT Industrial Trust, Inc. ......................        184,300      1,715,833
DuPont Fabros Technology, Inc. ..................         33,900        664,440
EastGroup Properties, Inc. ......................         25,828      1,080,902
First Industrial Realty Trust, Inc. .............         48,891      1,691,628
First Potomac Realty Trust ......................         26,546        458,980
ProLogis ........................................        279,805     17,734,041
                                                                   ------------
                                                                     29,563,110
                                                                   ------------
OFFICE -- 16.9%
Alexandria Real Estate Equities, Inc. ...........         34,799      3,538,014
American Financial Realty .......................        140,100      1,123,602
BioMed Realty Trust, Inc. .......................         71,709      1,661,498
Boston Properties, Inc. .........................        129,851     11,921,620
Brandywine Realty Trust .........................         95,575      1,713,660
Corporate Office Properties Trust ...............         51,562      1,624,203
Digital Realty Trust, Inc. ......................         64,873      2,489,177
Douglas Emmett, Inc. ............................        107,900      2,439,619
Duke Realty Corp. ...............................        159,004      4,146,824
Highwoods Properties, Inc. ......................         62,060      1,823,323
HRPT Properties Trust ...........................        246,739      1,907,293
Kilroy Realty Corp. .............................         35,432      1,947,343
Mack-Cali Realty Corp. ..........................         74,059      2,518,006
Maguire Properties, Inc. ........................         39,500      1,164,065
Parkway Properties, Inc. ........................         16,887        624,481
SL Green Realty Corp. ...........................         64,615      6,038,918
                                                                   ------------
                                                                     46,681,646
                                                                   ------------
RESIDENTIAL -- 14.8%
American Campus Communities, Inc. ...............         29,836        801,097
Apartment Investment & Management Co. - Class A .        104,406      3,626,020
Associated Estates Realty Corp. .................         17,893        168,910
AvalonBay Communities, Inc. .....................         86,537      8,146,593
BRE Properties, Inc. ............................         55,947      2,267,532
Camden Property Trust ...........................         60,785      2,926,798
Education Realty Trust ..........................         31,416        353,116
Equity Lifestyle Properties, Inc. ...............         24,445      1,116,403
Equity Residential ..............................        295,963     10,793,771

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 99.6% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
RESIDENTIAL -- 14.8% (CONTINUED)
Essex Property Trust, Inc. ......................         27,526   $  2,683,510
GMH Communities Trust ...........................         42,600        235,152
Home Properties, Inc. ...........................         36,352      1,630,387
Mid-America Apartment Communities, Inc. .........         27,705      1,184,389
Post Properties, Inc. ...........................         47,311      1,661,562
Sun Communities, Inc. ...........................         18,530        390,427
UDR, Inc. .......................................        146,819      2,914,357
                                                                   ------------
                                                                     40,900,024
                                                                   ------------
RETAIL -- 27.9%
Acadia Realty Trust .............................         33,252        851,584
Alexander's, Inc. (a) ...........................          2,177        769,025
CBL & Associates Properties, Inc. ...............         71,524      1,710,139
Cedar Shopping Centers, Inc. ....................         48,805        499,275
Developers Diversified Realty Corp. .............        134,102      5,134,766
Equity One, Inc. ................................         41,245        949,872
Federal Realty Investment Trust .................         61,473      5,050,007
General Growth Properties, Inc. .................        251,576     10,359,900
Glimcher Realty Trust ...........................         40,850        583,747
Inland Real Estate Corp. ........................         64,384        911,678
Kimco Realty Corp. ..............................        239,506      8,718,018
Kite Realty Group Trust .........................         31,859        486,487
Macerich Co. (The) ..............................         79,195      5,627,597
Pennsylvania Real Estate Investment Trust .......         42,300      1,255,464
Ramco-Gershenson Properties Trust ...............         20,340        434,666
Regency Centers Corp. ...........................         75,552      4,872,349
Saul Centers, Inc. ..............................         12,753        681,393
Simon Property Group, Inc. ......................        243,848     21,180,637
Tanger Factory Outlet Centers, Inc. .............         34,127      1,286,929
Taubman Centers, Inc. ...........................         57,425      2,824,736
Weingarten Realty Investors .....................         86,440      2,717,674
                                                                   ------------
                                                                     76,905,943
                                                                   ------------
SPECIALIZED -- 21.6%
Ashford Hospitality Trust .......................        133,860        962,453
DiamondRock Hospitality Co. .....................        104,643      1,567,552
Extra Space Storage, Inc. .......................         70,745      1,010,946
FelCor Lodging Trust, Inc. ......................         67,661      1,054,835
HCP, Inc. .......................................        236,069      8,210,480
Healthcare Realty Trust, Inc. ...................         55,460      1,408,129
Health Care REIT, Inc. ..........................         92,695      4,142,539
Hersha Hospitality Trust ........................         44,920        426,740
Hospitality Properties Trust ....................        102,423      3,300,069
Host Hotels & Resorts, Inc. .....................        568,654      9,689,864
LaSalle Hotel Properties ........................         43,658      1,392,690
Nationwide Health Properties, Inc. ..............        101,697      3,193,286
Public Storage, Inc. ............................        140,391     10,306,103

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 99.6% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
SPECIALIZED -- 21.6% (CONTINUED)
Senior Housing Properties Trust .................         91,550   $  2,076,354
Sovran Self Storage, Inc. .......................         23,573        945,277
Strategic Hotels & Resorts, Inc. ................         81,158      1,357,773
Sunstone Hotel Investors, Inc. ..................         65,353      1,195,306
Universal Health Realty Income Trust ............         12,061        427,442
U-Store-It Trust ................................         51,949        475,853
Ventas, Inc. ....................................        145,600      6,588,400
                                                                   ------------
                                                                     59,732,091
                                                                   ------------

TOTAL COMMON STOCKS (Cost $268,248,211) .........                  $274,958,976
                                                                   ------------

================================================================================
CASH EQUIVALENTS -- 0.0%                                  SHARES       VALUE
--------------------------------------------------------------------------------
First American Treasury Obligations Fund - Class A
(Cost $876) .....................................            876   $        876
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 99.6%
(Cost $268,249,087) .............................                  $274,959,852

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4% ...                     1,201,516
                                                                   ------------

NET ASSETS -- 100.0% ............................                  $276,161,368
                                                                   ============

(a)   Non-income producing security.

See accompanying notes to financial statements.

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007
================================================================================
COMMON STOCKS -- 98.1%                                    SHARES       VALUE
--------------------------------------------------------------------------------
AUSTRALIA -- 11.5%
Abacus Property Group (a) .......................         27,857   $     42,488
Babcock & Brown Japan Property Trust (a) ........         23,517         28,766
Bunnings Warehouse Property Trust (a) ...........         10,055         20,609
Centro Properties Group (a) .....................         37,970         33,212
Centro Retail Group (a) .........................         74,995         62,026
CFS Retail Property Trust (a) ...................         55,022        112,532
Commonwealth Property Office Fund (a) ...........         70,221         94,770
DB RREEF Trust (a) (b) ..........................        132,111        230,620
Goodman Group (a) ...............................         65,718        279,692
GPT Group (a) ...................................         95,185        335,016
ING Industrial Fund (a) .........................         51,060        113,127
ING Office Fund (a) .............................         55,732         78,722
ING Real Estate Community Living Group (a) ......         17,563         18,682
Macquarie CountryWide Trust (a) .................         60,755         87,404
Macquarie DDR Trust (a) .........................         39,792         26,776
Macquarie Leisure Trust Group (a) ...............          9,466         28,940
Macquarie Office Trust (a) ......................         92,724        113,364
Tishman Speyer Office Fund (a) ..................         14,501         20,547
Valad Property Group (a) ........................         66,955         75,393
Westfield Group (a) .............................         79,367      1,451,029
                                                                   ------------
                                                                      3,253,715
                                                                   ------------
AUSTRIA -- 2.3%
CA Immobilien Anlagen AG (a) (b) ................          3,479         77,374
IMMOEAST AG (a) (b) .............................         18,088        194,159
Immofinanz Immobilien Anlagen AG (a) (b) ........         20,107        203,120
Meinl European Land Ltd. (a) (b) ................         13,069        179,741
                                                                   ------------
                                                                        654,394
                                                                   ------------
BELGIUM -- 0.4%
Befimmo S.C.A. (a) ..............................            486         51,780
Cofinimmo (a) ...................................            369         69,488
                                                                   ------------
                                                                        121,268
                                                                   ------------
BERMUDA -- 0.9%
Hongkong Land Holdings Ltd. .....................         54,000        266,760
                                                                   ------------

CANADA -- 4.7%
Boardwalk Real Estate Investment Trust ..........          1,138         51,368
Brookfield Asset Management, Inc. - Class A .....         25,960        932,450
Calloway Real Estate Investment Trust ...........          1,607         39,876
Canadian Apartment Properties Real Estate
   Investment Trust .............................          1,300         21,114
Canadian Real Estate Investment Trust ...........          1,284         37,715
Chartwell Seniors Housing Real Estate
   Investment Trust .............................          2,000         23,000
Extendicare Real Estate Investment Trust ........          1,300         16,452
First Capital Realty, Inc. ......................          1,309         31,858

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 98.1% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
CANADA -- 4.7% (CONTINUED)
H&R Real Estate Investment Trust ................          2,900   $     58,297
Primaris Retail Real Estate Investment Trust ....          1,300         24,105
RioCan Real Estate Investment Trust .............          4,532        100,196
                                                                   ------------
                                                                      1,336,431
                                                                   ------------
FRANCE -- 4.5%
Fonciere des Regions (a) ........................            993        125,906
Gecina SA (a) ...................................            869        136,334
Klepierre (a) ...................................          3,035        155,124
Societe Immobiliere de Location pour
   l'Industrie et le Commerce (Silic) (a) .......            448         65,665
Unibail-Rodamco (a) .............................          3,594        787,557
                                                                   ------------
                                                                      1,270,586
                                                                   ------------
GERMANY -- 0.5%
IVG Immobilien AG (a) ...........................          4,036        133,217
                                                                   ------------

HONG KONG -- 5.9%
Champion Real Estate Investment Trust (a) (b) ...         48,000         27,978
Chinese Estates Holdings Ltd. (a) ...............         54,867         98,828
GZI Real Estate Investment Trust (a) (b) ........         26,000         10,243
Hang Lung Group Ltd. (a) ........................         33,000        178,315
Hang Lung Properties Ltd. (a) ...................         81,000        361,912
Henderson Investment Ltd. (a) ...................         41,000          8,835
Henderson Land Development Co. Ltd. (a) .........         39,569        367,483
Hysan Development Co. Ltd. (a) ..................         27,376         77,321
Kerry Properties Ltd. (a) .......................         27,213        216,382
Link REIT (The) (a) .............................         73,124        157,443
Prosperity REIT (a) (b) .........................         51,000         10,052
Wheelock and Co. Ltd. (a) .......................         41,000        125,542
Wheelock Properties Ltd. (a) ....................         25,000         27,594
                                                                   ------------
                                                                      1,667,928
                                                                   ------------
ITALY -- 0.2%
Beni Stabili S.p.A. (a) .........................         26,098         28,315
Pirelli & C. Real Estate S.p.A. (a) .............            901         33,120
                                                                   ------------
                                                                         61,435
                                                                   ------------
JAPAN -- 10.5%
AEON Mall Co. Ltd. (a) ..........................          3,440         90,277
Creed Office Investment Corp. (a) ...............              6         25,547
DA Office Investment Corp. (a) ..................              9         57,414
DAIBIRU CORP. (a) ...............................          2,400         25,656
Frontier Real Estate Investment Corp. (a) .......              5         36,363
Fukuoka REIT Corp. (a) ..........................              4         27,002
Global One Real Estate Investment Co. Ltd. (a) ..              4         48,916
Hankyu REIT, Inc. (a) ...........................              3         20,643
HEIWA REAL ESTATE CO. LTD. (a) ..................          6,500         41,197
Japan Excellent, Inc. (a) .......................              7         56,036
Japan Hotel and Resort, Inc. (a) ................              4         14,900
Japan Prime Realty Investment Corp. (a) .........             26        103,988

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 98.1% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
JAPAN -- 10.5% (CONTINUED)
Japan Real Estate Investment Corp. (a) ..........             18   $    223,397
Japan Retail Fund Investment Corp. (a) ..........             17        120,550
Kenedix Realty Investment Corp. (a) .............              9         59,461
Mitsui Fudosan Co. Ltd. (a) .....................         39,000        841,092
MORI HILLS REIT INVESTMENT CORP. (a) ............              4         27,398
MORI TRUST Sogo Reit, Inc. (a) ..................              5         53,245
New City Residence Investment Corp. (a) .........              7         28,545
Nippon Building Fund, Inc. (a) ..................             21        293,261
Nippon Commerical Investment Corp. (a) ..........             11         48,525
Nippon Residential Investment Corp. (a) .........             11         49,140
Nomura Real Estate Office Fund, Inc. (a) ........             11        103,514
NTT URBAN DEVELOPMENT CORP. (a) .................             47         75,244
ORIX JREIT, Inc. (a) ............................             10         65,408
Premier Investment Co. (a) ......................              6         36,556
Shoei Co. Ltd. (a) ..............................          1,600         21,556
SURUGA CORP. (a) ................................          1,200         19,995
TOC Co. Ltd. (a) ................................          4,500         34,172
TOKYU LAND CORP. (a) ............................         20,000        171,127
TOKYU REIT, Inc. (a) ............................              8         74,762
Top REIT, Inc. (a) ..............................              7         33,081
United Urban Investment Corp. (a) ...............              7         46,917
ZEPHYR CO. LTD. (a) .............................              7          5,717
                                                                   ------------
                                                                      2,980,602
                                                                   ------------
MALAYSIA -- 0.4%
KLCC Property Holdings Berhad (a) ...............         17,900         18,814
MK Land Holdings Berhad (a) .....................         13,200          2,405
Naim Cendera Holdings Berhad (a) ................          4,500          6,365
Selangor Properties Berhad (a) ..................          5,200          5,434
SP Setia Berhad (a) .............................         36,400         54,370
Starhill Real Estate Investment Trust (a) (b) ...         18,600          5,156
Sunway City Berhad (a) (b) ......................          9,100         13,556
                                                                   ------------
                                                                        106,100
                                                                   ------------
NETHERLANDS -- 1.3%
Corio NV (a) ....................................          2,944        238,163
Eurocommerical Properties NV (a) ................          1,392         71,911
VastNed Retail NV (a) ...........................            741         71,276
                                                                   ------------
                                                                        381,350
                                                                   ------------
NEW ZEALAND -- 0.3%
AMP NZ Office Trust (a) (b) .....................         21,201         19,208
Goodman Property Trust (a) ......................         21,575         24,076
ING Property Trust (a) ..........................         23,765         19,365
Kiwi Income Property Trust (a) ..................         30,562         31,420
                                                                   ------------
                                                                         94,069
                                                                   ------------

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 98.1% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
PHILIPPINES -- 0.5%
Ayala Land, Inc. (a) ............................        226,200   $     76,854
Robinsons Land Corp. (a) ........................         44,200         17,491
SM Prime Holdings, Inc. (a) .....................        220,521         53,659
                                                                   ------------
                                                                        148,004
                                                                   ------------
POLAND -- 0.5%
Echo Investment SA (b) ..........................         10,930         35,421
Globe Trade Centre SA (a) (b) ...................          5,139         92,863
                                                                   ------------
                                                                        128,284
                                                                   ------------
SINGAPORE -- 3.1%
Allco Commercial Real Estate Investment Trust (a)         23,600         14,590
Ascendas Real Estate Investment Trust (A-REIT) (a)        39,000         66,024
Cambridge Industrial Trust (a) ..................         28,000         13,715
Capitacommercial Trust (a) ......................         35,000         58,673
Capitaland Ltd. (a) .............................         76,000        326,983
CapitaMall Trust (a) ............................         47,000        111,441
Guocoland Ltd. (a) ..............................          3,000         11,688
Macquarie MEAG Prime REIT (a) ...................         29,000         22,003
Mapletree Logistics Trust (a) ...................         32,000         24,064
Singapore Land Ltd. (a) .........................          6,000         32,893
Suntec Real Estate Investment Trust (a) (b) .....         62,000         72,971
United Industrial Corp. Ltd. (a) ................         30,000         56,935
UOL Group Ltd. (a) ..............................         25,000         77,563
                                                                   ------------
                                                                        889,543
                                                                   ------------
SOUTH AFRICA -- 0.5%
Capital Property Fund (a) .......................         11,423          9,828
Fountainhead Property Trust (a) .................         44,386         43,988
Johnnic Holdings Ltd. (a) (b) ...................          4,180          9,752
SA Corporate Real Estate Fund (a) (b) ...........         90,727         53,119
Sycom Property Fund (a) .........................          9,217         26,285
                                                                   ------------
                                                                        142,972
                                                                   ------------
SPAIN -- 0.3%
Martinsa-Fadesa SA (b) ..........................            406         10,038
Metrovacesa SA (a) ..............................            636         75,982
                                                                   ------------
                                                                         86,020
                                                                   ------------
SWEDEN -- 0.7%
Castellum AB (a) ................................          7,000         72,430
Fabege AB (a) ...................................          5,900         60,000
Kungsleden AB (a) ...............................          6,051         67,046
                                                                   ------------
                                                                        199,476
                                                                   ------------
SWITZERLAND -- 0.6%
PSP Swiss Property AG (a) .......................          2,062        103,874
Swiss Prime Site AG (a) (b) .....................          1,027         52,282
                                                                   ------------
                                                                        156,156
                                                                   ------------
TURKEY -- 0.1%
IS Gayrimenkul Yatirim Ortakligi AS (a) (b) .....          8,327         12,181
                                                                   ------------

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 98.1% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
UNITED KINGDOM -- 8.1%
Big Yellow Group plc (a) ........................          3,628   $     31,043
British Land Co. plc (a) ........................         22,974        431,050
Brixton plc (a) .................................         10,825         62,621
Capital & Regional plc (a) ......................          2,900         22,630
Derwent London plc (a) ..........................          4,223        117,252
Grainger plc (a) ................................          5,092         35,133
Great Portland Estates plc (a) ..................          7,885         73,313
Hammerson plc (a) ...............................         12,717        257,909
Land Securities Group plc (a) ...................         20,956        628,416
Liberty International plc (a) ...................         13,098        281,406
Minerva plc (a) (b) .............................          6,774         17,939
Quintain Estates & Development plc (a) ..........          5,803         58,783
Segro plc (a) ...................................         19,231        178,913
Shaftesbury plc (a) .............................          5,866         58,524
Workspace Group plc (a) .........................          7,382         39,529
                                                                   ------------
                                                                      2,294,461
                                                                   ------------
UNITED STATES -- 40.3%
Acadia Realty Trust .............................          1,300         33,293
Alexander's, Inc. (b) ...........................             60         21,195
Alexandria Real Estate Equities, Inc. ...........          1,400        142,338
AMB Property Corp. ..............................          4,400        253,264
American Campus Communities, Inc. ...............          1,200         32,220
American Financial Realty Trust .................          5,800         46,516
Apartment Investment & Management Co. ...........          4,300        149,339
Ashford Hospitality Trust .......................          5,600         40,264
Associated Estates Realty Corp. .................            800          7,552
AvalonBay Communities, Inc. .....................          3,600        338,904
BioMed Realty Trust, Inc. .......................          2,900         67,193
Boston Properties, Inc. .........................          5,300        486,593
Brandywine Realty Trust .........................          3,900         69,927
BRE Properties, Inc. ............................          2,300         93,219
Brookfield Properties Corp. .....................          9,264        178,332
Camden Property Trust ...........................          2,500        120,375
CBL & Associates Properties, Inc. ...............          2,900         69,339
Cedar Shopping Centers, Inc. ....................          2,000         20,460
Colonial Properties Trust .......................          2,000         45,260
Corporate Office Properties Trust ...............          2,100         66,150
Cousins Properties, Inc. ........................          1,800         39,780
DCT Industrial Trust, Inc. ......................          7,414         69,024
Developers Diversified Realty Corp. .............          5,500        210,595
DiamondRock Hospitality Co. .....................          4,200         62,916
Digital Realty Trust, Inc. ......................          2,700        103,599
Douglas Emmett, Inc. ............................          4,400         99,484
Duke Realty Corp. ...............................          6,500        169,520
DuPont Fabros Technology, Inc. ..................          1,400         27,440
EastGroup Properties, Inc. ......................          1,100         46,035
Education Realty Trust, Inc. ....................          1,300         14,612

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 98.1% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
UNITED STATES -- 40.3% (CONTINUED)
Equity Lifestyle Properties, Inc. ...............          1,000   $     45,670
Equity One, Inc. ................................          1,700         39,151
Equity Residential ..............................         12,200        444,934
Essex Property Trust, Inc. ......................          1,100        107,239
Extra Space Storage, Inc. .......................          3,000         42,870
Federal Realty Investment Trust .................          2,500        205,375
FelCor Lodging Trust, Inc. ......................          2,700         42,093
First Industrial Realty Trust, Inc. .............          2,000         69,200
First Potomac Realty Trust ......................          1,000         17,290
General Growth Properties, Inc. .................         10,300        424,154
Glimcher Realty Trust ...........................          1,600         22,864
GMH Communities Trust ...........................          1,700          9,384
HCP, Inc. .......................................          9,700        337,366
Healthcare Realty Trust, Inc. ...................          2,300         58,397
Health Care REIT, Inc. ..........................          3,800        169,822
Hersha Hospitality Trust ........................          1,800         17,100
Highwoods Properties, Inc. ......................          2,500         73,450
Home Properties, Inc. ...........................          1,500         67,275
Hospitality Properties Trust ....................          4,200        135,324
Host Hotels & Resorts, Inc. .....................         23,400        398,736
HRPT Properties Trust ...........................         10,000         77,300
Inland Real Estate Corp. ........................          2,700         38,232
Kilroy Realty Corp. .............................          1,500         82,440
Kimco Realty Corp. ..............................          9,800        356,720
Kite Realty Group Trust .........................          1,200         18,324
LaSalle Hotel Properties ........................          1,800         57,420
Liberty Property Trust ..........................          4,100        118,121
Macerich Co. (The) ..............................          3,300        234,498
Mack-Cali Realty Corp. ..........................          3,000        102,000
Maguire Properties, Inc. ........................          1,600         47,152
Mid-America Apartment Communities, Inc. .........          1,100         47,025
Nationwide Health Properties, Inc. ..............          4,200        131,880
Parkway Properties, Inc. ........................            700         25,886
Pennsylvania Real Estate Investment Trust .......          1,700         50,456
Post Properties, Inc. ...........................          1,900         66,728
ProLogis ........................................         11,500        728,870
PS Business Parks, Inc. .........................            700         36,785
Public Storage, Inc. ............................          5,800        425,778
Ramco-Gershenson Properties Trust ...............            800         17,096
Regency Centers Corp. ...........................          3,100        199,919
Saul Centers, Inc. ..............................            500         26,715
Senior Housing Properties Trust .................          3,700         83,916
Simon Property Group, Inc. ......................         10,000        868,600
SL Green Realty Corp. ...........................          2,700        252,342
Sovran Self Storage, Inc. .......................          1,000         40,100
Strategic Hotels & Resorts, Inc. ................          3,400         56,882
Sun Communities, Inc. ...........................            700         14,749
Sunstone Hotel Investors, Inc. ..................          2,600         47,554

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 98.1% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
UNITED STATES -- 40.3% (CONTINUED)
Tanger Factory Outlet Centers, Inc. .............          1,400   $     52,794
Taubman Centers, Inc. ...........................          2,400        118,056
TravelCenters of America LLC (b) ................             30            375
UDR, Inc. .......................................          6,000        119,100
Universal Health Realty Income Trust ............            500         17,720
U-Store-It Trust ................................          2,000         18,320
Ventas, Inc. ....................................          6,000        271,500
Vornado Realty Trust ............................          6,400        562,880
Washington Real Estate Investment Trust .........          2,100         65,961
Weingarten Realty Investors .....................          3,500        110,040
                                                                   ------------
                                                                     11,442,666
                                                                   ------------

TOTAL COMMON STOCKS (Cost $33,242,789) ..........                  $ 27,827,618
                                                                   ------------

================================================================================
RIGHTS -- 0.0%                                            SHARES       VALUE
--------------------------------------------------------------------------------
MALAYSIA -- 0.0%
SP Setia Berhad Rights (b) (Cost $0) ............          7,350   $        933
                                                                   ------------

================================================================================
CASH EQUIVALENTS -- 2.2%                                  SHARES       VALUE
--------------------------------------------------------------------------------
First American Treasury Obligations Fund - Class A
(Cost $609,494) .................................        609,494   $    609,494
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 100.3%
(Cost $33,852,283) ..............................                  $ 28,438,045

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%) .                       (78,391)
                                                                   ------------

NET ASSETS -- 100.0% ............................                  $ 28,359,654
                                                                   ============

(a) Fair value priced (Note 1). Fair valued securities totaled $14,736,302 at December 31, 2007, representing 52.0% of net assets.
(b)   Non-income producing security.

See accompanying notes to financial statements.

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007
================================================================================
1.  SIGNIFICANT ACCOUNTING POLICIES

The Wells Dow Jones Wilshire U.S. REIT Index Fund (the REIT Index Fund) and the Wells Dow Jones Wilshire Global RESI Index Fund (the Global Index Fund) (collectively, the Funds) are each a diversified series of the Wells Family of Real Estate Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as an Ohio business trust on June 4, 1997. The REIT Index Fund was capitalized on December 22, 1997, when Wells Capital, Inc., an affiliate of the Fund's investment manager, Wells Asset Management, Inc. (the Adviser), purchased the initial 10,000 Class A shares of the REIT Index Fund at $10 per share. The public offering of Class A shares of the REIT Index Fund commenced on March 2, 1998. The REIT Index Fund had no operations prior to the public offering of Class A shares except for the initial issuance of shares. The public offering of Class B shares, Class C shares and Class I shares of the REIT Index Fund commenced on May 7, 1999, May 5, 1999 and August 25, 2003, respectively. The public offering of Class A and Class C shares of the Global Index Fund commenced on December 29, 2006. The Global Index Fund had no operations prior to the public offering of Class A and Class C shares. The public offering of Class I shares of the Global Index Fund commenced on January 10, 2007.

The REIT Index Fund seeks to provide investment results corresponding to the performance of the Dow Jones Wilshire U.S. Real Estate Investment Trust Index by investing in the stocks included in the Index. Prior to December 5, 2007, the name of the REIT Index Fund was the Wells S&P REIT Index Fund and its investment objective was to provide investment results corresponding to the performance of the S&P REIT Composite Index.

The Global Index Fund seeks to provide investment results corresponding to the performance of the Dow Jones Wilshire Global Real Estate Securities Index by investing in the securities included in the Index.

The REIT Index Fund has issued four classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4% and a distribution fee of up to 0.25% of the average daily net assets attributable to Class A shares), Class B shares (subject to a maximum 5% contingent deferred sales load on amounts redeemed within one year of purchase, incrementally reduced to 0% over a six year period from the date of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class B shares), Class C shares (sold subject to a 1% contingent deferred sales load if redeemed within one year of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class C shares) and Class I shares (sold without any sales loads or distribution fees). Each class of shares represents an interest in the same assets of the REIT Index Fund, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) Class B shares automatically convert to Class A shares after approximately eight years, resulting in lower annual expenses; (3) Class I shares are available for purchase only by clients of certain financial intermediaries; (4) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (5) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The REIT Index Fund is also authorized to issue and sell shares of one additional class of shares: Retirement Class shares (available for purchase only by certain retirement plans). Effective as of the close of business on April 30, 2007, no new or subsequent investments are permitted in Class B shares of the REIT?Index Fund, except through the reinvestment of dividends or capital gain distributions. As of December 31, 2007, the public offering of the Retirement Class shares has not yet commenced.

The Global Index Fund currently offers three classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4% and a distribution fee of up to 0.25% of the average daily net assets attributable to Class A shares), Class C shares (sold subject to a 1% contingent deferred sales load if redeemed within one year of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class C shares) and Class I shares (sold without any sales loads or distribution fees). Each class of shares represents an interest in the same assets of the Global Index Fund, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) Class I shares are available for purchase only by clients of certain financial intermediaries;
(3) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (4) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Global Index Fund is also authorized to issue and sell shares of one additional class of shares: Retirement Class shares (available for purchase only by certain retirement plans). As of December 31, 2007, the public offering of the Retirement Class shares has not yet commenced.

SECURITIES VALUATION -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m., Eastern time) as follows: (1) securities which are traded on stock exchanges are valued at their last reported sale price as of the regular session of trading on the NYSE on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (2) securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price, (3) securities traded in the over-the-counter

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
market are valued at their last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the NYSE on the day the securities are being valued, (4) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (5) securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Because the value of foreign securities may be materially affected by events occurring before the Global Index Fund's pricing time but after the close of the primary markets or exchanges on which such securities are traded, its portfolio securities may be priced at their fair value as determined by an independent pricing service approved by the Board of Trustees. As a result, the prices of securities used to calculate the Global Index Fund's NAV may differ from quoted or published prices for the same securities. Foreign securities are translated from the local currency into U. S. dollars using currency exchange rates supplied by a quotation service. Short-term instruments (those with remaining maturities of 60 days or less) will be valued at amortized cost, which approximates market value.

SHARE VALUATION -- The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding, rounded to the nearest cent. The maximum offering price per share of Class A shares of each Fund is equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class B shares, Class C shares and Class I shares is equal to the net asset value per share.

The redemption price per share of each class of shares of each Fund is equal to the net asset value per share. However, Class B shares of the REIT Index Fund are subject to a maximum contingent deferred sales load of 5% on amounts redeemed within one year of purchase, incrementally reduced to 0% over a six year period from the date of purchase. Class C shares of each Fund are subject to a contingent deferred sales load of 1% on amounts redeemed within one year of purchase.

INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders arising from net investment income are declared and paid quarterly. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax character of distributions paid during the periods ended December 31, 2007 and 2006 are as follows:

-------------------------------------------------------------------------------------------------------------------
                                                                                         RETURN OF
                                                  YEAR       ORDINARY      LONG-TERM      CAPITAL        TOTAL
WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND    ENDED        INCOME     CAPITAL GAINS  (NONTAXABLE)  DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------
                  Class A                       12/31/07    $4,491,495    $41,085,484    $3,571,325    $49,148,304
                                                12/31/06    $4,565,405    $23,986,810    $3,136,657    $31,688,872

                  Class B                       12/31/07    $  664,206    $ 9,991,565    $  882,757    $11,538,528
                                                12/31/06    $  723,032    $ 6,137,841    $  799,792    $ 7,660,665

                  Class C                       12/31/07    $  898,527    $13,648,050    $1,184,429    $15,731,006
                                                12/31/06    $  944,814    $ 8,018,220    $1,045,398    $10,008,432

                  Class I                       12/31/07    $   16,915    $   120,031    $   11,214    $   148,160
                                                12/31/06    $   17,945    $    88,078    $   10,786    $   116,809
-------------------------------------------------------------------------------------------------------------------

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

-----------------------------------------------------------------------------------------------------
                                                 PERIOD      ORDINARY      LONG-TERM       TOTAL
WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND   ENDED       INCOME     CAPITAL GAINS  DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------
                  Class A                       12/31/07    $  348,204    $    90,729    $  438,933
                                                12/31/06    $       --    $        --    $       --

                  Class C                       12/31/07    $   88,435    $    32,282    $  120,717
                                                12/31/06    $       --    $        --    $       --

                  Class I                       12/31/07    $   47,122    $    12,504    $   59,626
                                                12/31/06    $       --    $        --    $       --
-----------------------------------------------------------------------------------------------------

ALLOCATIONS BETWEEN CLASSES -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of each Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of each Fund.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

ESTIMATES  --  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of December 31, 2007:

-----------------------------------------------------------------------------------------------------------------------------
                                                                                               WELLS DOW         WELLS DOW
                                                                                             JONES WILSHIRE    JONES WILSHIRE
                                                                                               U.S. REIT        GLOBAL RESI
                                                                                               INDEX FUND        INDEX FUND
-----------------------------------------------------------------------------------------------------------------------------
Federal income tax cost ..................................................................   $  269,950,609    $   34,124,552
                                                                                             ==============    ==============
Gross unrealized appreciation ............................................................   $   40,089,278    $      653,312
Gross unrealized depreciation ............................................................      (35,080,035)       (6,339,819)
                                                                                             --------------    --------------
Net unrealized appreciation (depreciation) ...............................................        5,009,243        (5,686,507)
Net unrealized appreciation on translation of assets and liabilities in foreign currencies               --             1,809
Undistributed ordinary income ............................................................               --            52,019
                                                                                             --------------    --------------
Distributable earnings (accumulated deficit) .............................................   $    5,009,243    $   (5,632,679)
                                                                                             ==============    ==============
-----------------------------------------------------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost for each Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
For the year ended December 31, 2007, the REIT Index Fund reclassified return of capital distributions of $5,649,725 against paid-in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the REIT Index Fund's net assets or net asset value per share.

Additionally, for the year ended December 31, 2007, the Global Index Fund reclassified $2,769 of net realized losses from security transactions against undistributed net investment income on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share. These differences are due to the tax treatment of forward foreign currency exchange contracts.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds adopted FIN 48 with their Semi-Annual report on June 30, 2007. Based on management's analysis, the adoption of FIN 48 did not have a material impact on the financial statements. The statute of limitations on the Funds' tax returns remains open for the years ended December 31, 2004 through December 31, 2006.

The majority of the dividend income recorded by the REIT Index Fund is from Real Estate Investment Trusts (REITs). The majority of the dividend income recorded by the Global Index Fund is from REITs and Real Estate Operating Companies (REOCs). For tax purposes, a portion of these dividends consists of capital gains and returns of capital. Each Fund reconciles recorded amounts with the returns of capital reported by the REITs and/or REOCs shortly after calendar year-end, and an adjustment, if any is required, is then recorded by each Fund.

2.    INVESTMENT TRANSACTIONS
During the year ended December 31, 2007, cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments and U.S. government securities, amounted to $107,999,603 and $182,106,080, respectively, for the REIT Index Fund and $37,165,896 and $3,778,561, respectively, for the Global Index Fund.

3.    TRANSACTIONS WITH AFFILIATES
Certain Trustees and officers of the Trust are also officers of the Adviser or of Ultimus Fund Solutions, LLC (Ultimus), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Trust.

ADVISORY AGREEMENT
The Adviser provides general investment supervisory services to each Fund and manages each Fund's business affairs pursuant to the terms of an Advisory Agreement between the Adviser and the Trust.

The REIT Index Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of the Fund. In order to reduce the operating expenses of the REIT Index Fund, the Adviser waived $128,720 of its investment advisory fees and reimbursed the REIT Index Fund for $263,451 of Class A expenses, $69,422 of Class B expenses, $101,055 of Class C expenses and $7,881 of Class I expenses during the year ended December 31, 2007. The Adviser has contractually agreed, until at least May 1, 2008, to waive fees and reimburse annual expenses in order to maintain the total annual operating expenses of Class A, Class B and Class C shares of the REIT Index Fund at or below 0.99%, 1.74% and 1.74%, respectively, of average daily net assets. The Adviser has contractually agreed, until at least May 1, 2015, to waive fees and reimburse expenses in order to maintain the total annual operating expenses of Class I shares at or below 0.74% of average daily net assets.

The Global Index Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.55% of the average daily net assets of the Global Index Fund. In order to reduce the operating expenses of the Global Index Fund, the Adviser waived its entire investment advisory fees of $109,450 and reimbursed the Fund for $341,699 of common expenses, $37,372 of Class A expenses, $28,743 of Class C expenses and $15,849 of Class I expenses during the year ended December 31, 2007. The Adviser has contractually agreed, until at least December 31, 2009, to waive fees and reimburse expenses in order to maintain the total annual operating expenses of Class A, Class C and Class I shares of the Global Index Fund at or below 1.09%, 1.84% and 0.84%, respectively, of average daily net assets.

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
SUB-ADVISORY AGREEMENTS
Effective December 5, 2007, the Tuckerman Group, LLC (Tuckerman), has been retained by the Adviser to manage the REIT Index Fund's investments pursuant to the terms of a Sub-Advisory Agreement between Tuckerman, the Adviser and the Trust. The Adviser (not the REIT Index Fund) pays Tuckerman a monthly fee at the annual rate of 0.09% of the REIT Index Fund's average daily net assets.

Prior to December 5, 2007, PADCO Advisors, Inc., d/b/a Rydex Investments (Rydex), was retained by the Adviser to manage the REIT Index Fund's investments pursuant to the terms of a Sub-Advisory Agreement between Rydex, the Adviser and the Trust. The Adviser (not the REIT Index Fund) paid Rydex a monthly fee at the annual rate of 0.10% of the REIT Index Fund's average daily net assets, subject to a $200,000 minimum annual fee.

Tuckerman has also been retained by the Adviser to manage the Global Index Fund's investments pursuant to the terms of a Sub-Advisory Agreement between Tuckerman, the Adviser and the Trust. The Adviser (not the Global Index Fund) currently pays Tuckerman a monthly fee at the annual rate of 0.25% of the Global Index Fund's average daily net assets. Prior to December 18, 2007, the Adviser paid Tuckerman a monthly fee at the annual rate of 0.35% of the Global Index Fund's average daily net assets up to $50 million; 0.30% of such assets from $50 million to $100 million; and 0.25% of such assets in excess of $100 million, subject to a $150,000 minimum annual fee.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus supplies non-investment related administrative and compliance services for each Fund. Ultimus supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee from each Fund at an annual rate of 0.08% of its average daily net assets up to $500 million; 0.05% of such assets from $500 million to $2 billion; 0.04% of such assets from $2 billion to $3 billion; and 0.03% of such assets in excess of $3 billion, subject to a minimum monthly fee of $2,000 for each Fund.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee from each Fund at an annual rate of $20 per shareholder, subject to a minimum monthly fee of $1,500 for a share class with 100 or more accounts. For a share class with less than 100 accounts, the monthly fee is reduced to $500. In addition, the Funds pay Ultimus for its out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, the REIT Index Fund pays Ultimus a base fee of $3,500 per month plus an asset-based fee computed as a percentage of the REIT Index Fund's average net assets, and the Global Index Fund pays Ultimus a base fee of $4,000 per month plus an asset based fee computed as a percentage of the Global Index Fund's average net assets. In addition, each Fund pays certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of each Fund's portfolio securities.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement, Wells Investment Securities, Inc. (the Underwriter) serves as the exclusive agent for the distribution of shares of each Fund. During the year ended December 31, 2007, the Underwriter earned fees of $104,919 and $69,403 from underwriting and broker commissions on the sale of Class A shares of the REIT Index Fund and the Global Index Fund, respectively. In addition, the Underwriter collected $185,304 in contingent deferred sales loads on redemption of Class B shares of the REIT Index Fund and $17,658 and $5,440 in contingent deferred sales loads on redemptions of Class C shares of the REIT Index Fund and the Global Index Fund, respectively. The Underwriter is an affiliate of the Adviser.

SUB-DISTRIBUTION AGREEMENT
Under the terms of a Sub-Distribution Agreement between the Trust and Ultimus Fund Distributors, LLC (the Sub-Distributor), the Underwriter retains the Sub-Distributor to assist in the distribution of shares of each Fund. The Sub-Distributor receives no compensation from the Trust or the Underwriter for these services.

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
PLANS OF DISTRIBUTION
The Trust has adopted plans of distribution under which each class of shares of each Fund, other than Class I shares, may directly incur or reimburse the Underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Class A Plan is 0.25% of each Fund's average daily net assets attributable to Class A shares. The annual limitation for payment of expenses pursuant to the Class B Plan and the Class C Plan is 1.00% of each Fund's average daily net assets attributable to Class B shares and Class C shares. During the year ended December 31, 2007, the REIT Index Fund's Class A, Class B and Class C shares paid distribution expenses of $606,686, $620,332 and $824,348, respectively, and the Global Index Fund's Class A and Class C shares paid distribution expenses of $34,350 and $45,564, respectively. There are no plans of distribution for Class I shares.

4.    FOREIGN CURRENCY TRANSLATION
With respect to the Global Index Fund, amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A.    The  market  values  of  investment   securities   and  other  assets  and
      liabilities will be translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses will be translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Global Index Fund will not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations will be included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Global Index Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

5.    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
The Global Index Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Global Index Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Global Index Fund's foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Global Index Fund's securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses will be included in the Global Index Fund's Statement of Assets and Liabilities and Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. As of December 31, 2007, the Global Index Fund had no forward foreign currency exchange contracts outstanding.

6.    CONTINGENCIES AND COMMITMENTS
The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7.    BANK LINE OF CREDIT
The REIT Index Fund has secured a $10,000,000 line of credit through its custodian bank. Borrowings under this arrangement incur interest at a rate per annum equal to the Prime Rate minus 0.50% at the time of borrowing. During the year ended December 31, 2007, the REIT Index Fund incurred $13,048 of interest expense related to borrowings. Average debt outstanding during the year ended December 31, 2007 was $152,474. As of December 31, 2007, the REIT Index Fund had outstanding borrowings of $176,000.

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
8.    CAPITAL SHARE TRANSACTIONS
Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
---------------------------------------------------------------------------------------------
                                                                  YEAR ENDED      YEAR ENDED
                                                                 DECEMBER 31,    DECEMBER 31,
                                                                     2007            2006
---------------------------------------------------------------------------------------------
CLASS A
Shares sold ..................................................      3,114,088       3,311,847
Shares issued in reinvestment of distributions to shareholders      4,869,889       1,967,782
Shares redeemed ..............................................     (6,791,803)     (3,942,400)
                                                                 ------------    ------------
Net increase in shares outstanding ...........................      1,192,174       1,337,229
Shares outstanding, beginning of year ........................     19,413,226      18,075,997
                                                                 ------------    ------------
Shares outstanding, end of year ..............................     20,605,400      19,413,226
                                                                 ============    ============

CLASS B
Shares sold ..................................................        183,823         444,048
Shares issued in reinvestment of distributions to shareholders      1,109,325         461,055
Shares redeemed ..............................................     (1,242,998)       (633,869)
                                                                 ------------    ------------
Net increase in shares outstanding ...........................         50,150         271,234
Shares outstanding, beginning of year ........................      4,934,733       4,663,499
                                                                 ------------    ------------
Shares outstanding, end of year ..............................      4,984,883       4,934,733
                                                                 ============    ============

CLASS C
Shares sold ..................................................        878,363         944,498
Shares issued in reinvestment of distributions to shareholders      1,583,072         627,874
Shares redeemed ..............................................     (2,113,286)     (1,324,229)
                                                                 ------------    ------------
Net increase in shares outstanding ...........................        348,149         248,143
Shares outstanding, beginning of year ........................      6,473,785       6,225,642
                                                                 ------------    ------------
Shares outstanding, end of year ..............................      6,821,934       6,473,785
                                                                 ============    ============

CLASS I
Shares sold ..................................................         24,369          12,710
Shares issued in reinvestment of distributions to shareholders         14,447           7,963
Shares redeemed ..............................................        (54,170)         (7,628)
                                                                 ------------    ------------
Net increase (decrease) in shares outstanding ................        (15,354)         13,045
Shares outstanding, beginning of year ........................         71,729          58,684
                                                                 ------------    ------------
Shares outstanding, end of year ..............................         56,375          71,729
                                                                 ============    ============
---------------------------------------------------------------------------------------------

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
---------------------------------------------------------------------------------------------
                                                                  YEAR ENDED     PERIOD ENDED
                                                                 DECEMBER 31,    DECEMBER 31,
                                                                     2007            2006(a)
---------------------------------------------------------------------------------------------
CLASS A
Shares sold ..................................................      2,328,137         201,195
Shares issued in reinvestment of distributions to shareholders         45,483              --
Shares redeemed ..............................................       (413,797)             --
                                                                 ------------    ------------
Net increase in shares outstanding ...........................      1,959,823         201,195
Shares outstanding, beginning of period ......................        201,195              --
                                                                 ------------    ------------
Shares outstanding, end of period ............................      2,161,018         201,195
                                                                 ============    ============

CLASS C
Shares sold ..................................................        976,304           1,000
Shares issued in reinvestment of distributions to shareholders         12,314              --
Shares redeemed ..............................................       (103,961)             --
                                                                 ------------    ------------
Net increase in shares outstanding ...........................        884,657           1,000
Shares outstanding, beginning of period ......................          1,000              --
                                                                 ------------    ------------
Shares outstanding, end of period ............................        885,657           1,000
                                                                 ============    ============

CLASS I (a)
Shares sold ..................................................        330,270
Shares issued in reinvestment of distributions to shareholders          5,718              --
Shares redeemed ..............................................        (32,197)             --
                                                                 ------------    ------------
Net increase in shares outstanding ...........................        303,791              --
Shares outstanding, beginning of period ......................             --              --
                                                                 ------------    ------------
Shares outstanding, end of period ............................        303,791              --
                                                                 ============    ============

(a) The initial public offering of Class A and Class C shares commenced on December 29, 2006 and the initial public offering of Class I shares commenced on January 10, 2007.

9.    ACCOUNTING PRONOUNCEMENT
In September  2006,  FASB issued  Statement on  Financial  Accounting  Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
================================================================================

To the Shareholders and Board of Trustees of the Wells Family of Real Estate Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Family of Real Estate Funds
[comprised of the Wells Dow Jones Wilshire U.S. REIT Index Fund (formerly the Wells S&P REIT Index Fund) and the Wells Dow Jones Wilshire Global RESI Index Fund] (collectively, the Funds) as of December 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years or periods in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds in the Wells Family of Real Estate Funds at December 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years or periods in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                  /s/ Ernst & Young LLP

Cincinnati, Ohio
February 29, 2008

WELLS FAMILY OF REAL ESTATE FUNDS
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED)
================================================================================
Overall responsibility for management of the Trust rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Trust:

                                                                                     POSITION HELD                   LENGTH OF
   TRUSTEE/OFFICER                           ADDRESS                           AGE   WITH THE TRUST                 TIME SERVED
------------------------------------------------------------------------------------------------------------------------------------
 * Leo F.  Wells, III         6200 The Corners Parkway, Norcross, GA           64    President and Trustee      Since January 1998
   Michael R. Buchanan        1630 Misty Oaks Drive, Atlanta, GA               60    Trustee                    Since September 2002
   Richard W. Carpenter       3080 Pendenville Road, Concord, GA               70    Trustee                    Since January 1998
   Bud Carter                 100 Mount Shasta Lane, Alpharetta, GA            69    Trustee                    Since May 1998
   William H. Keogler, Jr.    6631 N.W. 61st Avenue, Parkland, FL              62    Trustee                    Since April 2001
   Donald S. Moss             9165 Etching Overlook, Duluth, GA                72    Trustee                    Since May 1998
   Neil H. Strickland         4800 River Green Parkway, Duluth, GA             72    Trustee                    Since April 2001
   W. Wayne Woody             2277 Peachtree Road, NE, #807, Atlanta, GA       66    Trustee                    Since October 2003
   Randall D. Fretz           6200 The Corners Parkway, Norcross, GA           55    Vice President             Since February 2007
   Jill W. Maggiore           6200 The Corners Parkway, Norcross, GA           49    Vice President and
                                                                                     Chief Compliance Officer   Since March 1999
   Douglas P.  Williams       6200 The Corners Parkway, Norcross, GA           57    Vice President and
                                                                                     Assistant Treasurer        Since February 2005
   Robert G. Dorsey           225 Pictoria Drive, Suite 450, Cincinnati, OH    50    Vice President             Since September 2000
   Mark J. Seger              225 Pictoria Drive, Suite 450, Cincinnati, OH    46    Treasurer                  Since September 2000
   John F. Splain             225 Pictoria Drive, Suite 450, Cincinnati, OH    51    Secretary                  Since September 2000

* Mr. Wells, as an affiliated person of the Adviser and the Underwriter, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

Each Trustee oversees two portfolios of the Trust. The principal occupations of the Trustees and executive officers of the Trust during the past five years and other public directorships held by the Trustees are set forth below:

Leo F. Wells, III is President and Director of the Adviser, in addition to the following affiliated companies: Wells Capital, Inc. (a real estate company); Wells & Associates, Inc. (a real estate brokerage company); Wells Management Company, Inc. (a property management company); Wells Advisers, Inc. (a non-bank custodian for IRAs); Wells Real Estate Funds, Inc. (a holding company for the Wells group of companies); and Wells Development Corporation (a company formed to acquire and develop commercial real estate properties). He is also President and Director of Wells Real Estate Investment Trust II, Inc. and Institutional REIT, Inc. and President of Wells Timberland REIT, Inc.

WELLS FAMILY OF REAL ESTATE FUNDS
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED) (CONTINUED)
================================================================================
Michael R. Buchanan is a retired Managing Director of Bank of America. He is also a Director of Piedmont Office Realty Trust, Inc. (a real estate investment trust) and D.R. Horton, Inc. (homebuilder).

Richard W. Carpenter is Managing Partner of Carpenter Properties LP (a real estate company). He is also a Director of Wells Real Estate Investment Trust II, Inc. and MidCountry Financial Corp.

Bud Carter is Senior Chairman of Vistage International (an international organization for CEOs). He is also a Director of Wells Real Estate Investment Trust II, Inc.

William H. Keogler, Jr. is retired President and Chief Executive Officer of Keogler, Morgan & Company, Inc. (a brokerage firm) and Keogler Investment Advisory, Inc. (a registered investment advisor). He is also a Director of Piedmont Office Realty Trust, Inc.

Donald S. Moss is a retired former Senior Vice President of Avon Products, Inc. He is also a Director of Piedmont Office Realty Trust, Inc. and Wells Timberland REIT, Inc.

Neil H. Strickland is Senior Operations Executive of Strickland General Agency, Inc. (an insurance agency). He is also a Director of Wells Real Estate Investment Trust II, Inc.

W. Wayne Woody is a retired Senior Partner with KPMG LLP (a public accounting firm). He is also a Director of Piedmont Office Realty Trust, Inc., and American HomePatient, Inc. (a home health care provider).

Randall D. Fretz is Senior Vice President and Chief of Staff of Wells Real Estate Funds, Inc. He is also Senior Vice President of Wells Real Estate Investment Trust II, Inc., Wells Timberland REIT, Inc. and Institutional REIT, Inc.

Jill W. Maggiore is Vice President and Chief Compliance Officer of the Adviser and Vice President of Wells Investment Securities, Inc.

Douglas P. Williams is Vice President and Secretary of the Adviser and Vice President, Secretary and Treasurer and a Director of Wells Investment
Securities, Inc. He is also Executive Vice President, Secretary and Treasurer and a Director of Wells Real Estate Investment Trust II, Inc., Wells Timberland REIT, Inc. and Institutional REIT, Inc.

Robert G. Dorsey is a Managing Director of Ultimus Funds Solutions, LLC (a mutual fund services company) and Ultimus Fund Distributors, LLC (a registered broker-dealer).

Mark J. Seger is a Managing Director of Ultimus Funds Solutions, LLC and Ultimus Fund Distributors, LLC.

John F. Splain is a Managing Director of Ultimus Funds Solutions, LLC and Ultimus Fund Distributors, LLC.

Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-800-282-1581.

FEDERAL TAX INFORMATION (UNAUDITED)
================================================================================
In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from ordinary income and net realized gains made by the Funds during the year ended December 31, 2007. Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The REIT Index Fund and the Global Index Fund intend to designate $65,121,576 and $142,060, respectively, as taxed at a maximum rate of 15%. As required by federal regulations, complete information will be computed and reported in conjunction with your 2007 1099-DIV.

WELLS FAMILY OF REAL ESTATE FUNDS
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED)
================================================================================
We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of cost: (1) transaction costs, possibly including front-end and contingent deferred sales loads, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2007 - December 31,2007).

The tables below illustrate each class of each Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Funds' costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds' actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds' prospectus.

WELLS FAMILY OF REAL ESTATE FUNDS
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(CONTINUED)
================================================================================

                                                              BEGINNING         ENDING        EXPENSES
                                                            ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING
                                                             JULY 1, 2007    DEC. 31, 2007     PERIOD*
--------------------------------------------------------------------------------------------------------
WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND - CLASS A
Based on Actual Fund Return .............................     $ 1,000.00      $   877.30     $     4.68
Based on Hypothetical 5% Return (before expenses) .......     $ 1,000.00      $ 1,020.21     $     5.04

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND - CLASS B
Based on Actual Fund Return .............................     $ 1,000.00      $   873.80     $     8.22
Based on Hypothetical 5% Return (before expenses) .......     $ 1,000.00      $ 1,016.43     $     8.84

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND - CLASS C
Based on Actual Fund Return .............................     $ 1,000.00      $   873.20     $     8.22
Based on Hypothetical 5% Return (before expenses) .......     $ 1,000.00      $ 1,016.43     $     8.84

WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND - CLASS I
Based on Actual Fund Return .............................     $ 1,000.00      $   878.30     $     3.50
Based on Hypothetical 5% Return (before expenses) .......     $ 1,000.00      $ 1,021.48     $     3.77

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND - CLASS A
Based on Actual Fund Return .............................     $ 1,000.00      $   882.30     $     5.17
Based on Hypothetical 5% Return (before expenses) .......     $ 1,000.00      $ 1,019.71     $     5.55

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND - CLASS C
Based on Actual Fund Return .............................     $ 1,000.00      $   879.00     $     8.71
Based on Hypothetical 5% Return (before expenses) .......     $ 1,000.00      $ 1,015.93     $     9.35

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND - CLASS I
Based on Actual Fund Return .............................     $ 1,000.00      $   882.40     $     3.99
Based on Hypothetical 5% Return (before expenses) .......     $ 1,000.00      $ 1,020.97     $     4.28
--------------------------------------------------------------------------------------------------------

* Expenses are equal to the Funds' annualized expense ratios for the period as stated below, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

      Wells Dow Jones Wilshire U.S. REIT Index Fund - Class A         0.99%
      Wells Dow Jones Wilshire U.S. REIT Index Fund - Class B         1.74%
      Wells Dow Jones Wilshire U.S. REIT Index Fund - Class C         1.74%
      Wells Dow Jones Wilshire U.S. REIT Index Fund - Class I         0.74%
      Wells Dow Jones Wilshire Global RESI Index Fund - Class A       1.09%
      Wells Dow Jones Wilshire Global RESI Index Fund - Class C       1.84%
      Wells Dow Jones Wilshire Global RESI Index Fund - Class I       0.84%

WELLS FAMILY OF REAL ESTATE FUNDS
OTHER INFORMATION (UNAUDITED)
================================================================================
The Trust files a complete listing of portfolio holdings for each Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-800-282-1581. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that each Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-282-1581, or on the Securities and Exchange Commission's website at http://www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll free 1-800-282-1581, or on the SEC's website http://www.sec.gov.

APPROVAL OF ADVISORY AGREEMENT
AND SUB-ADVISORY AGREEMENT (UNAUDITED)
================================================================================
APPROVAL OF ADVISORY AGREEMENT
FOR THE WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND

The Board of Trustees of the Trust, with the Independent Trustees voting separately, has approved the continuance of the Advisory Agreement for the Wells Dow Jones Wilshire U.S. REIT Index Fund (the "REIT Index Fund") with the Adviser. Approval took place at an in-person meeting held on December 18, 2007, at which all of the Trustees were present.

The Trustees were advised by counsel of their fiduciary obligations in approving the Advisory Agreement, and the Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the Advisory Agreement and whether the continuance of the Advisory Agreement was in the best interests of the REIT Index Fund and its shareholders. In considering whether to approve the continuance of the Advisory Agreement, the Trustees reviewed and considered such information and factors as the Trustees deemed reasonably necessary, including the following: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the REIT Index Fund and the Advisor; (iii) the costs of the services provided and the profits realized by the Adviser from its relationship with the REIT Index Fund; (iv) the extent to which economies of scale would be realized as the REIT Index Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of the REIT Index Fund's shareholders.

As part of its review process, the Trustees reviewed the responsibilities of the Adviser under the Advisory Agreement and the experience and key personal of the Advisor. The Trustees concluded that based upon the performance of the REIT Index Fund and the other services provided by the Adviser under the Advisory Agreement, such as coordinating and overseeing the activities of the Fund's other service providers and providing the Trust's chief compliance officer and other officers to the Trust, the Advisor provided high quality services to the Fund.

The Trustees also reviewed the REIT Index Fund's historical performance as compared to various indices and the averages of other real estate funds. The Trustees found that the REIT Index Fund's correlation to its benchmark index had been good and that the REIT Index Fund had met it investment objective. The Trustees concluded the REIT Index Fund's investment performance, and the Adviser's oversight of the same, to be satisfactory.

The Trustees also reviewed the advisory fees and total expense ratios of the REIT Index Fund with comparative expense and advisory fee information for other similarly situated mutual funds. The Trustees noted that the REIT Index Fund's advisory fee and overall expense ratio were less than the average fees and expenses computed by Morningstar for real estate funds. The Trustees concluded that the REIT Index Fund's advisory fee was reasonable. In addition, the Trustees considered the "fallout benefits" to, and the lack of profitability of, the Adviser from its relationship with the REIT Index Fund, but given the amounts involved, viewed these as secondary factors in connection with the evaluation of the reasonableness of the advisory fees paid by the REIT Index Fund to the Adviser.

The Trustees also considered the Adviser's commitment to cap overall operating expense by waiving a portion of its advisory fee and/or reimbursing expenses of the REIT Index Fund as enabling the overall expense ratio to be competitive with similarly managed fund. The Trustees, however, indicated that given the current size of the REIT Index Fund that they did not believe at the present time it would be relevant to consider the extent to which economics of scale would be realized as the Fund grows or whether fee levels reflect these economics of scale.

WELLS FAMILY OF REAL ESTATE FUNDS
APPROVAL OF ADVISORY AGREEMENT
AND SUB-ADVISORY AGREEMENT (UNAUDITED)
(CONTINUED)
================================================================================
Based upon the forgoing considerations, but without any single factor being considered in isolation or being determinative to the Trustees' decision, the Trustees, including the Independent Trustees voting separately, unanimously approved the continuation of the Advisory Agreement for an additional annual period.

APPROVAL OF AMENDED SUB-ADVISORY AGREEMENT
FOR THE WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND

The Board of Trustees, with the Independent Trustees voting separately, has approved an amendment ("Amendment") to the Sub-Advisory Agreement between the Advisor and The Tuckerman Group, LLC ("Tuckerman") for the Wells Dow Jones Wilshire Global RESI Index Fund (the "Global Index Fund"). Approval took place at an in-person meeting held December 18, 2007, at which all of the Trustees were present.

The Sub-Advisory Agreement was amended for the purpose of reducing the amount of fees paid to Tuckerman by the Adviser and to eliminate the minimum annual fee. Under the Amendment, Tuckerman is paid a fee at the annual rate of 0.25% of the Global Index Fund's average daily net assets. Prior to its amendment, the Sub-Advisory Agreement provided for a fee to Tuckerman at the annual rate of 0.35% of the first $50 million of the Global Index Fund's average net assets, 0.30% of the next $50 million of such assets and 0.25% of assets in excess of $100 million, subject to a $150,000 minimum annual fee.

In considering whether to approve the Amendment, the Trustees reviewed and considered such information and factors as the Trustees deemed reasonably necessary, including the costs of the services provided and the profits realized by the Adviser from its relationship with Tuckerman. After considering that the Adviser, and not the Global Index Fund, was paying Tuckerman the fees under the Sub-Advisory Agreement and that the Adviser had agreed to continue to cap overall operating expenses for the Global Index Fund, the Trustees concluded that the proposed reduction in sub-advisory fees was reasonable and that the Amendment was in the best interest of the Global Index Fund and its shareholders. The Trustees, including the Independent Trustees voting separately, unanimously approved the Amendment. Given that the Trustees were satisfied with the services being provided by Tuckerman and had previously approved the Sub-Advisory Agreement for a two year term, the Trustees decide it was not necessary, in connection with approving the Amendment, to review such other factors as may be otherwise appropriate if the Sub-Advisory Agreement was being renewed or continued for an additional period.

RESULTS OF A SPECIAL MEETING OF SHAREHOLDERS OF
WELLS DOW JONES WILSHIRE U.S. REIT INDEX FUND
(UNAUDITED)
================================================================================
On December 4, 2007, a Special Meeting of Shareholders of the REIT Index Fund was held for the purpose of voting on the following Proposal:

Proposal:   To approve or disapprove a new  Sub-Advisory  Agreement by and among the Adviser, the Trust and Tuckerman

The total number of shares of the REIT Index Fund present in person or by proxy represented approximately 50.83% of the shares entitled to vote at the Special Meeting.

The shareholders of the REIT Index Fund voted to approve the Proposal. The votes cast with respect to the Proposal were as follows:

                                Number of Shares
              -----------------------------------------------------
                    For              Against              Abstain
               ------------        -----------          -----------
              12,847,026.411       369,974.906          702,871.096

WELLS FAMILY OF REAL ESTATE FUNDS              ---------------------------------
6200 The Corners Parkway
Norcross, Georgia 30092                                      WELLS
                                                      DOW JONES WILSHIRE
BOARD OF TRUSTEES                                    U.S. REIT INDEX FUND
Leo F. Wells III
Michael R. Buchanan                                          WELLS
Richard W. Carpenter                                  DOW JONES WILSHIRE
Bud Carter                                          GLOBAL RESI INDEX FUND
William H. Keogler, Jr.
Donald S. Moss                                 ---------------------------------
Neil H. Strickland
W. Wayne Woody

INVESTMENT ADVISER                                      ANNUAL REPORT
Wells Asset Management, Inc.                          DECEMBER 31, 2007
6200 The Corners Parkway
Norcross, Georgia 30092

SUB-ADVISER
The Tuckerman Group, LLC                                [LOGO OMITTED]
4 International Drive, Suite 230
Rye Brook, New York 10573                                   WELLS
                                                      Real Estate Funds
UNDERWRITER
Wells Investment Securities, Inc.
6200 The Corners Parkway
Norcross, Georgia 30092                        ---------------------------------

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP                              ---------------------------------
1900 Scripps Center
312 Walnut Street
Cincinnati, Ohio 45202

TRANSFER AGENT
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

SHAREHOLDER SERVICE
Nationwide: (Toll-Free) 800-282-1581

ITEM 2.     CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is W. Wayne Woody. Mr. Woody is "independent" for purposes of this Item.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $84,900 and $55,784 with respect to the registrant's fiscal years ended December 31, 2007 and 2006, respectively.

      (b) AUDIT-RELATED FEES. No fees were billed with respect to the registrant's fiscal year ended December 31, 2007 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $3,500 with respect to the registrant's fiscal year ended December 31, 2006. The services comprising these fees related to the introduction of a new series of the registrant and included review of the registration statement for such new series and issuance of the principal accountant's consent with respect to such registration statement.

      (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $8,600 and $7,200 with respect to the registrant's fiscal years ended December 31, 2007 and 2006, respectively. The services comprising these fees are the preparation of the registrant's federal, state and local income and federal excise tax returns and the preparation of a request for a 30-day extension for providing registrant's shareholders with Forms 1099-DIV and 1099-B.

      (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

      (e)(1) The audit committee has adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. Pursuant to the pre-approval policies and procedures, the audit committee has pre-approved certain audit, audit-related and tax services and has established maximum fee levels for the various services covered under the pre-approval policies and procedures.

      (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
             (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      (g) During the fiscal years ended December 31, 2007 and 2006, aggregate non-audit fees of $74,485 and $30,170, respectively, were billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (h) The registrant's audit committee of the board of trustees determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees that have been implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(G) of Schedule 14A (17 CFR 240.14a-101).

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH      Code of Ethics

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Wells Family of Real Estate Funds
             -------------------------------------------------------------------

By (Signature and Title)*          /s/ Leo F. Wells III
                           -----------------------------------------------------
                                   Leo F. Wells III, President

Date          March 4, 2008
      -----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Leo F. Wells III
                           -----------------------------------------------------
                                   Leo F. Wells III, President

Date          March 4, 2008
      -----------------------------

By (Signature and Title)*          /s/ Mark J. Seger
                           -----------------------------------------------------
                                   Mark J. Seger, Treasurer

Date         March 4, 2008
      -----------------------------

* Print the name and title of each signing officer under his or her signature.